MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to provide the December 31, 2009 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*, along with supplements to the May 1, 2009 Variable Annuities Funds Prospectus.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

You can sign-up to receive future reports via eDelivery** online at www.newyorklife.com/vsc. We'll notify you by email whenever an updated report is available.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2010

* New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

** Electronic delivery is currently limited to policyowners of variable products only (electronic delivery is not available for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third party broker-dealers) and will not include any New York Life products that are owned by Corporations, Trusts, or other Organizations at this time.

SMRU # 411328CV

                         ANNUAL REPORT TABLE OF CONTENTS




NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................     12
Statement of Changes in Net Assets......................................     18
Notes to Financial Statements...........................................     26
Report of Independent Registered Public Accounting Firm.................     53


THE 2009 ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - SERVICE CLASS
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - SERVICE CLASS
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - SERVICE CLASS
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - SERVICE CLASS
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP GROWTH EQUITY - SERVICE CLASS

MAINSTAY VP HIGH YIELD CORPORATE BOND - SERVICE CLASS
MAINSTAY VP ICAP SELECT EQUITY - SERVICE CLASS
MAINSTAY VP INCOME BUILDER - SERVICE CLASS
MAINSTAY VP INTERNATIONAL EQUITY - SERVICE CLASS
MAINSTAY VP LARGE CAP GROWTH - SERVICE CLASS
MAINSTAY VP MID CAP CORE - SERVICE CLASS
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - SERVICE CLASS
MAINSTAY VP U.S. SMALL CAP - SERVICE CLASS

THE 2009 ANNUAL REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES INVESTMENT DIVISIONS (OTHER THAN MAINSTAY VP SERIES FUND, INC.) IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING:

ALGER AMERICAN SMALLCAP GROWTH - CLASS S SHARES
(CLOSED TO NEW INVESTORS)
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
CVS CALVERT SOCIAL BALANCED PORTFOLIO
DREYFUS IP TECHNOLOGY GROWTH - SERVICE SHARES
FIDELITY(R) VIP CONTRAFUND(R) - SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN BALANCED PORTFOLIO - SERVICE SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO - SERVICE SHARES

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
MFS(R) RESEARCH SERIES - SERVICE CLASS
MFS(R) UTILITIES SERIES - SERVICE CLASS
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN'S UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS II
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009






                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            BALANCED--        BOND--           CASH
                                           SERVICE CLASS   SERVICE CLASS    MANAGEMENT
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $36,257,262     $81,273,827    $152,923,761
  Dividends due and accrued.............             --              --           1,449
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         70,441         180,905         135,151

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................         90,684         189,840         458,732
                                            -----------     -----------    ------------
       Total net assets.................    $36,237,019     $81,264,892    $152,601,629
                                            ===========     ===========    ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................    $35,249,482     $74,630,245    $143,009,391
  Series II Policies....................    $   245,017     $ 2,606,045    $  2,314,451
  Series III Policies...................    $   742,520     $ 4,028,602    $  7,277,787
                                            -----------     -----------    ------------
       Total net assets.................    $36,237,019     $81,264,892    $152,601,629
                                            ===========     ===========    ============
     Series I Variable accumulation unit
       value............................    $     10.93     $     13.22    $       1.17
                                            ===========     ===========    ============
     Series II Variable accumulation
       unit value.......................    $     10.61     $     10.27    $      10.00
                                            ===========     ===========    ============
     Series III Variable accumulation
       unit value.......................    $     10.86     $     10.27    $      10.00
                                            ===========     ===========    ============

Identified Cost of Investment...........    $40,315,911     $80,298,081    $152,922,316
                                            ===========     ===========    ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP      MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP        GROWTH           GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--     ALLOCATION--       EQUITY--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


        $20,217,242     $98,932,292     $80,280,744     $93,194,773     $72,623,113     $ 94,256,792      $10,245,902
                 --              --              --         289,410              --               --               --

             50,126           5,476         216,079         237,492         108,295           16,414            2,044



             47,471         219,362         154,583         203,253         208,464          227,428           23,594
        -----------     -----------     -----------     -----------     -----------     ------------      -----------
        $20,219,897     $98,718,406     $80,342,240     $93,518,422     $72,522,944     $ 94,045,778      $10,224,352
        ===========     ===========     ===========     ===========     ===========     ============      ===========



        $19,628,093     $91,288,458     $73,136,618     $84,944,440     $68,795,067     $ 90,782,118      $ 9,982,995
        $   159,540     $ 2,627,665     $ 2,552,879     $ 2,745,151     $ 1,146,716     $    851,068      $    47,402
        $   432,264     $ 4,802,283     $ 4,652,743     $ 5,828,831     $ 2,581,161     $  2,412,592      $   193,955
        -----------     -----------     -----------     -----------     -----------     ------------      -----------
        $20,219,897     $98,718,406     $80,342,240     $93,518,422     $72,522,944     $ 94,045,778      $10,224,352
        ===========     ===========     ===========     ===========     ===========     ============      ===========
        $     12.51     $     11.35     $     14.71     $     11.31     $     13.00     $       9.82      $     11.84
        ===========     ===========     ===========     ===========     ===========     ============      ===========
        $     10.87     $     10.70     $     11.52     $     10.46     $     10.25     $      11.04      $     11.34
        ===========     ===========     ===========     ===========     ===========     ============      ===========
        $     11.13     $     10.63     $     11.52     $     10.44     $     10.17     $      11.04      $     11.34
        ===========     ===========     ===========     ===========     ===========     ============      ===========

        $27,250,288     $99,291,336     $79,548,332     $93,224,064     $72,244,558     $109,490,554      $10,784,154
        ===========     ===========     ===========     ===========     ===========     ============      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT       INCOME
                                              BOND--         EQUITY--        BUILDER--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........   $278,347,552    $139,146,369     $10,778,439
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         75,127          56,139           1,764

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        555,707         334,596          25,895
                                           ------------    ------------     -----------
       Total net assets.................   $277,866,972    $138,867,912     $10,754,308
                                           ============    ============     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................   $250,536,469    $131,646,949     $10,097,281
  Series II Policies....................   $  8,548,180    $  3,078,501     $    94,698
  Series III Policies...................   $ 18,782,323    $  4,142,462     $   562,329
                                           ------------    ------------     -----------
       Total net assets.................   $277,866,972    $138,867,912     $10,754,308
                                           ============    ============     ===========
     Series I Variable accumulation unit
       value............................   $      15.25    $      12.73     $     12.65
                                           ============    ============     ===========
     Series II Variable accumulation
       unit value.......................   $      11.12    $      11.12     $     11.08
                                           ============    ============     ===========
     Series III Variable accumulation
       unit value.......................   $      11.06    $      11.17     $     11.03
                                           ============    ============     ===========

Identified Cost of Investment...........   $278,365,571    $156,954,828     $12,860,825
                                           ============    ============     ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP
       INTERNATIONAL     LARGE CAP        MID CAP        MODERATE         GROWTH          S&P 500       U.S. SMALL
         EQUITY--        GROWTH--         CORE--       ALLOCATION--    ALLOCATION--       INDEX--          CAP--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $107,882,204     $51,458,885    $ 90,424,671    $139,467,010    $176,468,464     $58,989,260     $39,884,416
                 --              --              --              --              --              --              --

            213,738         147,490          (2,671)         80,734          89,350         102,740        (149,709)



            262,080         108,551         213,458         303,137         409,541         137,581          88,795
       ------------     -----------    ------------    ------------    ------------     -----------     -----------
       $107,833,862     $51,497,824    $ 90,208,542    $139,244,607    $176,148,273     $58,954,419     $39,645,912
       ============     ===========    ============    ============    ============     ===========     ===========



       $101,729,015     $46,864,973    $ 87,725,612    $130,482,230    $164,893,659     $57,515,902     $38,279,828
       $  2,158,395     $ 1,753,945    $  1,163,575    $  2,547,571    $  2,197,972     $   621,749     $   482,737
       $  3,946,452     $ 2,878,906    $  1,319,355    $  6,214,806    $  9,056,642     $   816,768     $   883,347
       ------------     -----------    ------------    ------------    ------------     -----------     -----------
       $107,833,862     $51,497,824    $ 90,208,542    $139,244,607    $176,148,273     $58,954,419     $39,645,912
       ============     ===========    ============    ============    ============     ===========     ===========
       $      17.39     $     11.78    $      14.27    $      10.88    $      10.36     $     12.20     $     14.44
       ============     ===========    ============    ============    ============     ===========     ===========
       $      10.93     $     11.65    $      11.56    $      10.93    $      10.96     $     11.26     $     11.38
       ============     ===========    ============    ============    ============     ===========     ===========
       $      11.06     $     11.53    $      11.33    $      10.80    $      11.28     $     11.20     $     11.25
       ============     ===========    ============    ============    ============     ===========     ===========

       $135,110,299     $49,868,738    $102,522,038    $146,719,492    $195,260,818     $66,888,104     $45,160,930
       ============     ===========    ============    ============    ============     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009


                                                                             COLUMBIA
                                               ALGER            CVS          SMALL CAP
                                             AMERICAN         CALVERT       VALUE FUND,
                                             SMALL CAP        SOCIAL         VARIABLE
                                             GROWTH--        BALANCED        SERIES--
                                          CLASS S SHARES     PORTFOLIO        CLASS B
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $18,137,366     $5,055,166      $19,656,786
  Dividends due and accrued.............             --             --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        (13,301)         2,453          (33,411)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................         42,187         10,935           43,301
                                            -----------     ----------      -----------
       Total net assets.................    $18,081,878     $5,046,684      $19,580,074
                                            ===========     ==========      ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................    $18,081,878     $4,925,518      $18,826,311
  Series II Policies....................    $        --     $   48,370      $   312,249
  Series III Policies...................    $        --     $   72,796      $   441,514
                                            -----------     ----------      -----------
       Total net assets.................    $18,081,878     $5,046,684      $19,580,074
                                            ===========     ==========      ===========
     Series I Variable accumulation unit
       value............................    $     16.35     $    11.37      $     11.31
                                            ===========     ==========      ===========
     Series II Variable accumulation
       unit value.......................    $        --     $    10.95      $     11.00
                                            ===========     ==========      ===========
     Series III Variable accumulation
       unit value.......................    $        --     $    10.68      $     10.99
                                            ===========     ==========      ===========

Identified Cost of Investment...........    $19,369,090     $5,879,044      $23,710,857
                                            ===========     ==========      ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                                              FIDELITY(R)
        DREYFUS IP                         FIDELITY(R) VIP        VIP          JANUS ASPEN       JANUS ASPEN         MFS(R)
        TECHNOLOGY      FIDELITY(R) VIP        EQUITY-         MID CAP--        BALANCED          WORLDWIDE         INVESTORS
         GROWTH--       CONTRAFUND(R)--       INCOME--       SERVICE CLASS     PORTFOLIO--       PORTFOLIO--     TRUST SERIES--
      SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2         2         SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $22,448,087      $158,153,610        $44,229,744      $74,921,163      $51,122,628       $17,166,465       $3,173,598
                 --                --                 --               --               --                --               --

             72,512           156,221              8,949          143,529           97,502            11,173            1,995



             41,390           371,625            108,114          162,374          111,510            40,148            6,472
        -----------      ------------        -----------      -----------      -----------       -----------       ----------
        $22,479,209      $157,938,206        $44,130,579      $74,902,318      $51,108,620       $17,137,490       $3,169,121
        ===========      ============        ===========      ===========      ===========       ===========       ==========



        $20,217,517      $151,306,482        $42,427,883      $69,799,195      $46,781,142       $15,393,149       $2,999,644
        $   668,479      $  2,926,656        $   607,151      $ 1,953,657      $ 1,405,264       $   314,555       $   19,328
        $ 1,593,213      $  3,705,068        $ 1,095,545      $ 3,149,466      $ 2,922,214       $ 1,429,786       $  150,149
        -----------      ------------        -----------      -----------      -----------       -----------       ----------
        $22,479,209      $157,938,206        $44,130,579      $74,902,318      $51,108,620       $17,137,490       $3,169,121
        ===========      ============        ===========      ===========      ===========       ===========       ==========
        $     12.75      $      15.10        $     11.51      $     18.66      $     15.93       $     11.57       $    13.21
        ===========      ============        ===========      ===========      ===========       ===========       ==========
        $     11.97      $      11.43        $     11.17      $     11.33      $     10.91       $     11.35       $    10.53
        ===========      ============        ===========      ===========      ===========       ===========       ==========
        $     11.77      $      11.48        $     11.05      $     11.39      $     10.84       $     10.96       $    11.15
        ===========      ============        ===========      ===========      ===========       ===========       ==========

        $19,915,371      $208,329,246        $61,346,879      $87,446,610      $50,165,308       $19,430,765       $3,295,234
        ===========      ============        ===========      ===========      ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009


                                                                                 NEUBERGER
                                                                                  BERMAN
                                                                                    AMT
                                               MFS(R)            MFS(R)           MID-CAP
                                              RESEARCH          UTILITIES         GROWTH
                                              SERIES--          SERIES--        PORTFOLIO--
                                            SERVICE CLASS     SERVICE CLASS       CLASS S
                                          --------------------------------------------------

ASSETS:
  Investment, at net asset value........     $5,046,636       $192,087,366      $15,070,608
  Dividends due and accrued.............             --                 --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................          1,093            171,584          (28,217)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................         11,464            446,761           36,320
                                             ----------       ------------      -----------
       Total net assets.................     $5,036,265       $191,812,189      $15,006,071
                                             ==========       ============      ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................     $4,887,377       $182,982,985      $14,638,797
  Series II Policies....................     $   73,825       $  2,788,980      $   203,492
  Series III Policies...................     $   75,063       $  6,040,224      $   163,782
                                             ----------       ------------      -----------
       Total net assets.................     $5,036,265       $191,812,189      $15,006,071
                                             ==========       ============      ===========
     Series I Variable accumulation unit
       value............................     $    13.63       $      21.15      $     13.94
                                             ==========       ============      ===========
     Series II Variable accumulation
       unit value.......................     $    11.13       $      11.30      $     11.25
                                             ==========       ============      ===========
     Series III Variable accumulation
       unit value.......................     $    11.17       $      11.34      $     11.38
                                             ==========       ============      ===========

Identified Cost of Investment...........     $5,128,114       $228,726,047      $17,996,614
                                             ==========       ============      ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                                                       VAN KAMPEN'S
                                                                            UIF
           ROYCE           ROYCE                                         EMERGING         VICTORY
         MICRO-CAP       SMALL-CAP     T. ROWE PRICE      VAN ECK         MARKETS           VIF
        PORTFOLIO--     PORTFOLIO--       EQUITY         WORLDWIDE        EQUITY        DIVERSIFIED
        INVESTMENT      INVESTMENT        INCOME           HARD         PORTFOLIO--       STOCK--
           CLASS           CLASS       PORTFOLIO--II      ASSETS         CLASS II     CLASS A SHARES
      ----------------------------------------------------------------------------------------------


        $56,808,209     $42,452,465     $65,347,105    $194,635,077    $117,285,094     $10,566,131
                 --              --              --              --              --              --

            137,274         151,976          70,397         191,382         226,281         (52,675)



            128,078          99,165         151,523         437,339         253,585          22,927
        -----------     -----------     -----------    ------------    ------------     -----------
        $56,817,405     $42,505,276     $65,265,979    $194,389,120    $117,257,790     $10,490,529
        ===========     ===========     ===========    ============    ============     ===========



        $51,857,060     $38,335,274     $62,953,249    $182,346,546    $108,915,182     $10,254,041
        $ 1,369,156     $ 1,131,417     $ 1,200,708    $  3,256,152    $  2,257,993     $   108,254
        $ 3,591,189     $ 3,038,585     $ 1,112,022    $  8,786,422    $  6,084,615     $   128,234
        -----------     -----------     -----------    ------------    ------------     -----------
        $56,817,405     $42,505,276     $65,265,979    $194,389,120    $117,257,790     $10,490,529
        ===========     ===========     ===========    ============    ============     ===========
        $     13.84     $     12.56     $     13.03    $      32.86    $      27.46     $     11.98
        ===========     ===========     ===========    ============    ============     ===========
        $     11.84     $     11.26     $     10.93    $      12.19    $      11.95     $     10.52
        ===========     ===========     ===========    ============    ============     ===========
        $     12.03     $     11.26     $     11.40    $      11.63    $      11.59     $     11.02
        ===========     ===========     ===========    ============    ============     ===========

        $63,941,443     $44,426,853     $81,782,080    $205,661,952    $141,907,495     $12,209,100
        ===========     ===========     ===========    ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2009






                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            BALANCED--        BOND--           CASH
                                           SERVICE CLASS   SERVICE CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   943,224     $ 3,136,980    $     78,750
  Mortality and expense risk charges....       (678,895)     (1,369,269)     (3,687,950)
                                            -----------     -----------    ------------
       Net investment income (loss).....        264,329       1,767,711      (3,609,200)
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,144,012       5,607,868      85,572,956
  Cost of investments sold..............     (5,307,717)     (5,389,799)    (85,568,434)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (1,163,705)        218,069           4,522
  Realized gain distribution received...             --         268,898              --
  Change in unrealized appreciation
     (depreciation) on  investments.....      6,819,143       1,083,251          (2,867)
                                            -----------     -----------    ------------
       Net gain (loss) on investments...      5,655,438       1,570,218           1,655
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ 5,919,767     $ 3,337,929    $ (3,607,545)
                                            ===========     ===========    ============









                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT       INCOME
                                              BOND--         EQUITY--        BUILDER--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $16,797,929     $ 1,433,495     $   316,331
  Mortality and expense risk charges....     (4,070,594)     (2,596,179)       (188,530)
                                            -----------     -----------     -----------
       Net investment income (loss).....     12,727,335      (1,162,684)        127,801
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,921,048       4,879,146       1,148,198
  Cost of investments sold..............     (5,848,557)     (7,286,764)     (1,763,064)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................       (927,509)     (2,407,618)       (614,866)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......     49,189,567      22,972,979       2,209,011
                                            -----------     -----------     -----------
       Net gain (loss) on investments...     48,262,058      20,565,361       1,594,145
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $60,989,393     $19,402,677     $ 1,721,946
                                            ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









        MAINSTAY VP     MAINSTAY VP                                                       MAINSTAY VP     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       GROWTH          GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--   FLOATING RATE--   GOVERNMENT--    ALLOCATION--      EQUITY--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


        $   311,583    $  2,468,283     $ 1,213,582      $ 2,310,734     $  2,528,794     $ 1,668,931     $    23,946
           (364,661)     (1,631,961)     (1,137,420)      (1,437,198)      (1,609,353)     (1,755,175)       (179,570)
        -----------    ------------     -----------      -----------     ------------     -----------     -----------
            (53,078)        836,322          76,162          873,536          919,441         (86,244)       (155,624)
        -----------    ------------     -----------      -----------     ------------     -----------     -----------


          1,174,146       9,795,241       1,850,605        5,851,946       24,393,097       6,169,201       2,296,211
         (1,977,831)    (11,407,084)     (2,337,969)      (6,702,388)     (23,050,762)     (7,950,360)     (3,042,550)
        -----------    ------------     -----------      -----------     ------------     -----------     -----------
           (803,685)     (1,611,843)       (487,364)        (850,442)       1,342,335      (1,781,159)       (746,339)
                 --       1,489,989              --               --           71,180       1,535,479              --

          4,126,822      13,223,929      19,425,214       15,214,110       (2,956,692)     18,675,781       3,238,594
        -----------    ------------     -----------      -----------     ------------     -----------     -----------
          3,323,137      13,102,075      18,937,850       14,363,668       (1,543,177)     18,430,101       2,492,255
        -----------    ------------     -----------      -----------     ------------     -----------     -----------

        $ 3,270,059    $ 13,938,397     $19,014,012      $15,237,204     $   (623,736)    $18,343,857     $ 2,336,631
        ===========    ============     ===========      ===========     ============     ===========     ===========









                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $ 6,417,794     $        --     $    86,725    $         --    $  1,179,804     $ 3,003,564     $ 3,880,513
         (1,953,509)       (802,811)     (1,723,466)        115,656         102,095      (2,302,601)     (3,079,319)
        -----------     -----------     -----------    ------------    ------------     -----------     -----------
          4,464,285        (802,811)     (1,636,741)        115,656       1,281,899         700,963         801,194
        -----------     -----------     -----------    ------------    ------------     -----------     -----------


          6,303,563       1,768,523       3,704,507      46,766,946      39,831,657       7,984,351       7,952,650
         (8,373,974)     (2,109,786)     (6,617,746)    (63,268,608)    (58,226,452)     (9,297,060)     (9,606,181)
        -----------     -----------     -----------    ------------    ------------     -----------     -----------
         (2,070,411)       (341,263)     (2,913,239)    (16,501,662)    (18,394,795)     (1,312,709)     (1,653,531)
                 --              --              --         730,383              --       2,449,369       3,182,754

         11,752,828      12,888,739      16,551,013      25,369,982      23,632,080      20,302,185      30,558,877
        -----------     -----------     -----------    ------------    ------------     -----------     -----------
          9,682,417      12,547,476      13,637,774       9,598,703       5,237,285      21,438,845      32,088,100
        -----------     -----------     -----------    ------------    ------------     -----------     -----------

        $14,146,702     $11,744,665     $12,001,033    $  9,714,359    $  6,519,184     $22,139,808     $32,889,294
        ===========     ===========     ===========    ============    ============     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009




                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      U.S. SMALL
                                              INDEX--        GROWTH--          CAP--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 1,272,984    $         --     $        --
  Mortality and expense risk charges....     (1,038,595)         39,167        (713,719)
                                            -----------    ------------     -----------
       Net investment income (loss).....        234,389          39,167        (713,719)
                                            -----------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,497,719      17,113,762       1,534,188
  Cost of investments sold..............     (5,493,300)    (26,659,357)     (2,826,190)
                                            -----------    ------------     -----------
       Net realized gain (loss) on
          investments...................       (995,581)     (9,545,595)     (1,292,002)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     11,780,279      12,114,172       8,060,256
                                            -----------    ------------     -----------
       Net gain (loss) on investments...     10,784,698       2,568,577       6,768,254
                                            -----------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $11,019,087    $  2,607,744     $ 6,054,535
                                            ===========    ============     ===========









                                             JANUS ASPEN       JANUS ASPEN        MFS(R)
                                              BALANCED          WORLDWIDE        INVESTORS
                                             PORTFOLIO--       PORTFOLIO--    TRUST SERIES--
                                           SERVICE SHARES    SERVICE SHARES    SERVICE CLASS
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $ 1,139,141       $   162,679       $  31,103
  Mortality and expense risk charges....        (836,758)         (274,245)        (50,084)
                                             -----------       -----------       ---------
       Net investment income (loss).....         302,383          (111,566)        (18,981)
                                             -----------       -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       2,232,003         1,257,477         472,038
  Cost of investments sold..............      (2,178,813)       (1,646,703)       (655,141)
                                             -----------       -----------       ---------
       Net realized gain (loss) on
          investments...................          53,190          (389,226)       (183,103)
  Realized gain distribution received...       1,423,729                --              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................       6,599,438         4,250,242         760,029
                                             -----------       -----------       ---------
       Net gain (loss) on investments...       8,076,357         3,861,016         576,926
                                             -----------       -----------       ---------
          Net increase (decrease) in net
            assets resulting
            from operations.............     $ 8,378,740       $ 3,749,450       $ 557,945
                                             ===========       ===========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                          COLUMBIA
           ALGER            CVS           SMALL CAP
         AMERICAN         CALVERT        VALUE FUND,      DREYFUS IP                       FIDELITY(R) VIP
         SMALLCAP         SOCIAL          VARIABLE        TECHNOLOGY     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
         GROWTH--        BALANCED         SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--
      CLASS S SHARES     PORTFOLIO         CLASS B      SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
      ----------------------------------------------------------------------------------------------------------------------


        $        --     $   99,705       $   141,603      $    19,016     $  1,572,593       $   799,020       $   285,510
           (326,366)       (86,017)         (330,486)        (298,441)      (2,738,811)         (803,395)       (1,224,020)
        -----------     ----------       -----------      -----------     ------------       -----------       -----------
           (326,366)        13,688          (188,883)        (279,425)      (1,166,218)           (4,375)         (938,510)
        -----------     ----------       -----------      -----------     ------------       -----------       -----------


          2,399,612        446,584         1,164,899        1,035,123        9,205,160         4,918,295         2,819,976
         (2,862,880)      (653,827)       (1,934,901)      (1,108,905)     (13,410,331)       (8,727,050)       (4,043,322)
        -----------     ----------       -----------      -----------     ------------       -----------       -----------
           (463,268)      (207,243)         (770,002)         (73,782)      (4,205,171)       (3,808,755)       (1,223,346)
                 --             --            29,288               --           38,531                --           336,380

          6,309,682      1,051,404         4,425,185        6,365,350       42,692,474        13,060,613        20,048,491
        -----------     ----------       -----------      -----------     ------------       -----------       -----------
          5,846,414        844,161         3,684,471        6,291,568       38,525,834         9,251,858        19,161,525
        -----------     ----------       -----------      -----------     ------------       -----------       -----------

        $ 5,520,048     $  857,849       $ 3,495,588      $ 6,012,143     $ 37,359,616       $ 9,247,483       $18,223,015
        ===========     ==========       ===========      ===========     ============       ===========       ===========






                                         NEUBERGER
                                          BERMAN
                                            AMT            ROYCE           ROYCE
          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE      VAN ECK
         RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY         WORLDWIDE
         SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME           HARD
       SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS       PORTFOLIO--II      ASSETS
      --------------------------------------------------------------------------------------------------------------


        $   44,907      $ 6,797,479     $        --     $        --     $        --     $   939,412     $   335,003
           (89,313)      (3,350,145)       (279,225)       (909,372)       (690,860)     (1,143,078)     (3,215,344)
        ----------      -----------     -----------     -----------     -----------     -----------     -----------
           (44,406)       3,447,334        (279,225)       (909,372)       (690,860)       (203,666)     (2,880,341)
        ----------      -----------     -----------     -----------     -----------     -----------     -----------


           567,158        7,104,212       1,596,680       2,790,725       2,066,631       5,166,827       6,408,888
          (635,312)      (8,903,390)     (2,173,366)     (5,343,829)     (3,092,834)     (8,059,081)     (8,137,998)
        ----------      -----------     -----------     -----------     -----------     -----------     -----------
           (68,154)      (1,799,178)       (576,686)     (2,553,104)     (1,026,203)     (2,892,254)     (1,729,110)
                --               --              --              --              --              --         664,328

         1,170,167       39,924,738       4,070,904      21,564,672      11,046,248      14,900,669      65,462,798
        ----------      -----------     -----------     -----------     -----------     -----------     -----------
         1,102,013       38,125,560       3,494,218      19,011,568      10,020,045      12,008,415      64,398,016
        ----------      -----------     -----------     -----------     -----------     -----------     -----------

        $1,057,607      $41,572,894     $ 3,214,993     $18,102,196     $ 9,329,185     $11,804,749     $61,517,675
        ==========      ===========     ===========     ===========     ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year end December 31, 2009


                                           VAN KAMPEN'S
                                                UIF
                                             EMERGING         VICTORY
                                              MARKETS           VIF
                                              EQUITY        DIVERSIFIED
                                            PORTFOLIO--       STOCK--
                                             CLASS II     CLASS A SHARES
                                          ------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --     $    69,030
  Mortality and expense risk charges....     (1,852,997)       (178,894)
                                           ------------     -----------
       Net investment income (loss).....     (1,852,997)       (109,864)
                                           ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      6,279,544         838,706
  Cost of investments sold..............    (10,454,073)     (1,291,332)
                                           ------------     -----------
       Net realized gain (loss) on
          investments...................     (4,174,529)       (452,626)
  Realized gain distribution received...             --              --
  Change in unrealized appreciation
     (depreciation) on investments......     47,867,766       2,625,800
                                           ------------     -----------
       Net gain (loss) on investments...     43,693,237       2,173,174
                                           ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ 41,840,240     $ 2,063,310
                                           ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2009
and December 31, 2008





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   264,329      $   (744,511)      $ 1,767,711       $ 1,442,618
     Net realized gain (loss) on investments................      (1,163,705)         (843,484)          218,069           147,908
     Realized gain distribution received....................              --           120,089           268,898            17,506
     Change in unrealized appreciation (depreciation) on
       investments..........................................       6,819,143       (10,368,290)        1,083,251          (917,577)
                                                                 -----------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       5,919,767       (11,836,196)        3,337,929           690,455
                                                                 -----------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,797,429         4,041,770        10,366,048        10,128,252
     Policyowners' surrenders...............................      (1,483,205)       (2,459,871)       (3,985,354)       (3,130,571)
     Policyowners' annuity and death benefits...............        (141,072)         (107,650)         (671,983)         (405,495)
     Net transfers from (to) Fixed Account..................       1,216,028         4,071,178         9,292,523         9,303,943
     Transfers between Investment Divisions.................      (1,542,824)       (8,581,260)        5,086,944         6,446,120
                                                                 -----------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................        (153,644)       (3,035,833)       20,088,178        22,342,249
                                                                 -----------      ------------       -----------       -----------
          Increase (decrease) in net assets.................       5,766,123       (14,872,029)       23,426,107        23,032,704

NET ASSETS:
     Beginning of period....................................      30,470,896        45,342,925        57,838,785        34,806,081
                                                                 -----------      ------------       -----------       -----------
     End of period..........................................     $36,237,019      $ 30,470,896       $81,264,892       $57,838,785
                                                                 ===========      ============       ===========       ===========








                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        FLOATING RATE--                      GOVERNMENT--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   873,536      $  1,682,095      $    919,441       $ 1,021,830
     Net realized gain (loss) on investments................        (850,442)       (2,143,811)        1,342,335           261,737
     Realized gain distribution received....................              --                --            71,180                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      15,214,110       (13,188,458)       (2,956,692)        3,002,754
                                                                 -----------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      15,237,204       (13,650,174)         (623,736)        4,286,321
                                                                 -----------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      13,470,140         6,569,777         9,136,484         8,843,485
     Policyowners' surrenders...............................      (5,459,393)       (2,919,759)       (6,835,181)       (3,059,618)
     Policyowners' annuity and death benefits...............        (415,174)         (286,396)         (686,208)         (319,940)
     Net transfers from (to) Fixed Account..................       8,670,704         6,261,779        10,578,086         7,264,308
     Transfers between Investment Divisions.................      21,860,555       (14,280,302)      (14,712,394)       37,998,985
                                                                 -----------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................      38,126,832        (4,654,901)       (2,519,213)       50,727,220
                                                                 -----------      ------------      ------------       -----------
          Increase (decrease) in net assets.................      53,364,036       (18,305,075)       (3,142,949)       55,013,541

NET ASSETS:
     Beginning of period....................................      40,154,386        58,459,461        75,665,893        20,652,352
                                                                 -----------      ------------      ------------       -----------
     End of period..........................................     $93,518,422      $ 40,154,386      $ 72,522,944       $75,665,893
                                                                 ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                                                                          MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                   CONSERVATIVE                  MAINSTAY VP
                  CASH                     COMMON STOCK--                 ALLOCATION--                 CONVERTIBLE--
               MANAGEMENT                  SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------




      $ (3,609,200)  $   (189,443)   $   (53,078)  $   (121,183)   $   836,322   $ (1,254,600)   $    76,162   $    133,576
             4,522            968       (803,685)      (138,443)    (1,611,843)      (104,815)      (487,364)      (118,231)
                --             --             --      2,664,170      1,489,989        550,623             --      5,554,053

            (2,867)         4,228      4,126,822    (11,074,315)    13,223,929    (13,719,589)    19,425,214    (22,724,754)
      ------------   ------------    -----------   ------------    -----------   ------------    -----------   ------------


        (3,607,545)      (184,247)     3,270,059     (8,669,771)    13,938,397    (14,528,381)    19,014,012    (17,155,356)
      ------------   ------------    -----------   ------------    -----------   ------------    -----------   ------------


        39,115,696     42,090,100      1,578,537      2,921,268      9,988,908     13,450,886     10,344,476      9,015,702
       (26,093,492)   (12,452,156)      (709,990)      (912,133)    (5,789,109)    (3,395,110)    (2,602,362)    (1,620,934)
        (1,102,891)    (1,764,622)       (28,773)       (51,551)      (483,043)      (498,912)      (293,395)      (344,183)
        18,645,934     21,970,202      1,664,895      2,299,677     10,628,131     13,159,056      7,568,067      9,135,208
       (51,893,514)    79,059,293       (425,558)    (1,429,864)     3,834,758      7,203,638     12,574,864        364,192
      ------------   ------------    -----------   ------------    -----------   ------------    -----------   ------------
       (21,328,267)   128,902,817      2,079,111      2,827,397     18,179,645     29,919,558     27,591,650     16,549,985
      ------------   ------------    -----------   ------------    -----------   ------------    -----------   ------------
       (24,935,812)   128,718,570      5,349,170     (5,842,374)    32,118,042     15,391,177     46,605,662       (605,371)


       177,537,441     48,818,871     14,870,727     20,713,101     66,600,364     51,209,187     33,736,578     34,341,949
      ------------   ------------    -----------   ------------    -----------   ------------    -----------   ------------
      $152,601,629   $177,537,441    $20,219,897   $ 14,870,727    $98,718,406   $ 66,600,364    $80,342,240   $ 33,736,578
      ============   ============    ===========   ============    ===========   ============    ===========   ============








              MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    HIGH YIELD                   ICAP SELECT
              ALLOCATION--                GROWTH EQUITY--               CORPORATE BOND--                  EQUITY--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------




       $   (86,244)  $ (1,111,722)   $  (155,624)   $  (172,899)  $ 12,727,335   $ 10,043,428   $ (1,162,684)  $ (1,381,859)
        (1,781,159)      (249,878)      (746,339)       363,340       (927,509)    (1,036,493)    (2,407,618)      (290,010)
         1,535,479      1,796,787             --             --             --             --             --      3,138,545


        18,675,781    (36,135,304)     3,238,594     (5,476,030)    49,189,567    (46,983,784)    22,972,979    (40,722,718)
       -----------   ------------    -----------    -----------   ------------   ------------   ------------   ------------



        18,343,857    (35,700,117)     2,336,631     (5,285,589)    60,989,393    (37,976,849)    19,402,677    (39,256,042)
       -----------   ------------    -----------    -----------   ------------   ------------   ------------   ------------

         9,778,082     18,614,996        897,174        730,381     46,878,124     18,479,745     11,030,691     14,297,898
        (3,659,825)    (2,896,064)      (556,219)      (693,691)   (12,199,260)    (6,880,657)    (4,434,037)    (2,836,258)
           (36,578)       (64,990)       (35,748)      (377,086)      (924,937)    (1,006,473)      (469,289)      (142,159)
         8,044,772     15,439,063        427,145      1,472,176     24,902,616     18,966,377     10,045,727     14,820,245
        (3,809,432)    (3,687,636)    (1,185,130)      (443,531)    44,919,006    (12,013,696)    35,587,532     27,708,246
       -----------   ------------    -----------    -----------   ------------   ------------   ------------   ------------
        10,317,019     27,405,369       (452,778)       688,249    103,575,549     17,545,296     51,760,624     53,847,972
       -----------   ------------    -----------    -----------   ------------   ------------   ------------   ------------
        28,660,876     (8,294,748)     1,883,853     (4,597,340)   164,564,942    (20,431,553)    71,163,301     14,591,930


        65,384,902     73,679,650      8,340,499     12,937,839    113,302,030    133,733,583     67,704,611     53,112,681
       -----------   ------------    -----------    -----------   ------------   ------------   ------------   ------------
       $94,045,778   $ 65,384,902    $10,224,352    $ 8,340,499   $277,866,972   $113,302,030   $138,867,912   $ 67,704,611
       ===========   ============    ===========    ===========   ============   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                       INTERNATIONAL
                                                                       INCOME BUILDER--                        EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------




INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   127,801       $   119,808      $  4,464,285      $   (625,636)
     Net realized gain (loss) on investments................        (614,866)          (56,830)       (2,070,411)           71,440
     Realized gain distribution received....................              --         1,294,333                --        12,488,752
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,209,011        (4,592,415)       11,752,828       (43,536,145)
                                                                 -----------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,721,946        (3,235,104)       14,146,702       (31,601,589)
                                                                 -----------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,220,995         1,007,913         9,188,901        13,404,802
     Policyowners' surrenders...............................        (797,302)         (751,410)       (4,103,857)       (3,863,016)
     Policyowners' annuity and death benefits...............         (48,502)          (15,127)         (219,181)         (422,427)
     Net transfers from (to) Fixed Account..................         655,472         1,181,580         8,044,781        14,713,277
     Transfers between Investment Divisions.................         (60,593)       (1,170,762)       (4,709,774)       (7,828,077)
                                                                 -----------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................         970,070           252,194         8,200,870        16,004,559
                                                                 -----------       -----------      ------------      ------------
          Increase (decrease) in net assets.................       2,692,016        (2,982,910)       22,347,572       (15,597,030)

NET ASSETS:
     Beginning of period....................................       8,062,292        11,045,202        85,486,290       101,083,320
                                                                 -----------       -----------      ------------      ------------
     End of period..........................................     $10,754,308       $ 8,062,292      $107,833,862      $ 85,486,290
                                                                 ===========       ===========      ============      ============







                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                           MODERATE                             GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    700,963      $ (1,712,690)     $    801,194      $ (1,996,682)
     Net realized gain (loss) on investments................      (1,312,709)         (485,553)       (1,653,531)         (552,189)
     Realized gain distribution received....................       2,449,369         1,323,026         3,182,754         2,275,363
     Change in unrealized appreciation (depreciation) on
       investments..........................................      20,302,185       (29,442,460)       30,558,877       (52,289,176)
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      22,139,808       (30,317,677)       32,889,294       (52,562,684)
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      19,031,503        28,186,458        22,195,609        36,312,250
     Policyowners' surrenders...............................      (7,304,665)       (4,335,526)       (6,382,221)       (4,753,320)
     Policyowners' annuity and death benefits...............        (760,044)         (281,805)         (367,859)         (176,719)
     Net transfers from (to) Fixed Account..................      14,172,039        26,779,380        16,493,160        24,074,107
     Transfers between Investment Divisions.................      (1,478,864)       (4,592,714)       (6,519,730)       (6,359,665)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................      23,659,969        45,755,793        25,418,959        49,096,653
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................      45,799,777        15,438,116        58,308,253        (3,466,031)

NET ASSETS:
     Beginning of period....................................      93,444,830        78,006,714       117,840,020       121,306,051
                                                                ------------      ------------      ------------      ------------
     End of period..........................................    $139,244,607      $ 93,444,830      $176,148,273      $117,840,020
                                                                ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










              MAINSTAY VP
               LARGE CAP                    MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                GROWTH--                   MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------





       $  (802,811)  $   (587,117)   $(1,636,741)  $   (782,537)  $    115,656   $   (828,540)  $  1,281,899   $   (166,728)
          (341,263)        68,513     (2,913,239)      (226,532)   (16,501,662)     1,094,514    (18,394,795)      (745,497)
                --             --             --      5,429,650        730,383      4,850,948             --      5,904,053



        12,888,739    (14,399,766)    16,551,013    (27,596,519)    25,369,982    (32,212,125)    23,632,080    (21,075,944)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------


        11,744,665    (14,918,370)    12,001,033    (23,175,938)     9,714,359    (27,095,203)     6,519,184    (16,084,116)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------

         7,427,110      6,853,217      3,705,153      4,962,253      1,624,047      5,582,553      1,547,133      2,609,586
        (1,601,683)    (1,157,428)    (1,838,711)    (1,805,119)    (1,702,164)    (2,304,919)    (1,575,564)    (2,522,990)
           (33,370)      (249,206)      (110,563)      (153,471)       (90,494)      (357,531)      (111,736)      (463,729)
         5,133,874      8,225,757      3,020,732      5,512,334      2,105,708      5,065,025      1,526,925      3,174,694
         2,237,537      2,753,093     41,928,745     (4,255,923)   (44,436,165)    (5,743,586)   (38,611,102)    (2,897,931)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------
        13,163,468     16,425,433     46,705,356      4,260,074    (42,499,068)     2,241,542    (37,224,344)      (100,370)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------
        24,908,133      1,507,063     58,706,389    (18,915,864)   (32,784,709)   (24,853,661)   (30,705,160)   (16,184,486)

        26,589,691     25,082,628     31,502,153     50,418,017     32,784,709     57,638,370     30,705,160     46,889,646
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------
       $51,497,824   $ 26,589,691    $90,208,542   $ 31,502,153   $         --   $ 32,784,709   $         --   $ 30,705,160
       ===========   ============    ===========   ============   ============   ============   ============   ============








                                            MAINSTAY VP
              MAINSTAY VP                    SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
            S&P 500 INDEX--                   GROWTH--                  U.S. SMALL CAP--                  VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $   234,389   $    173,948   $     39,167   $   (276,957)   $  (713,719)  $   (363,550)       $--       $    805,514
          (995,581)       315,422     (9,545,595)      (250,870)    (1,292,002)       660,634         --         (5,656,246)
                --             --             --      3,476,591             --      4,802,555         --          4,170,346


        11,780,279    (27,937,282)    12,114,172    (11,200,588)     8,060,256    (17,043,327)        --            382,071
       -----------   ------------   ------------   ------------    -----------   ------------        ---       ------------


        11,019,087    (27,447,912)     2,607,744     (8,251,824)     6,054,535    (11,943,688)        --           (298,315)
       -----------   ------------   ------------   ------------    -----------   ------------        ---       ------------

         4,675,149      5,608,209      1,210,699      1,907,185      2,601,396      4,237,490         --            822,309
        (2,701,788)    (2,712,136)      (603,732)      (876,439)      (804,049)      (753,362)        --           (668,677)
          (145,096)      (263,332)       (44,490)       (62,128)       (49,711)      (411,666)        --            (13,342)
         2,596,819      5,554,464        503,502        895,365      1,431,084      3,458,971         --          1,067,963
          (966,835)    (3,433,005)   (15,651,594)    (1,215,983)    16,479,028     (2,818,468)        --        (31,121,937)
       -----------   ------------   ------------   ------------    -----------   ------------        ---       ------------
         3,458,249      4,754,200    (14,585,615)       648,000     19,657,748      3,712,965         --        (29,913,684)
       -----------   ------------   ------------   ------------    -----------   ------------        ---       ------------
        14,477,336    (22,693,712)   (11,977,871)    (7,603,824)    25,712,283     (8,230,723)        --        (30,211,999)


        44,477,083     67,170,795     11,977,871     19,581,695     13,933,629     22,164,352         --         30,211,999
       -----------   ------------   ------------   ------------    -----------   ------------        ---       ------------

       $58,954,419   $ 44,477,083   $         --   $ 11,977,871    $39,645,912   $ 13,933,629        $--       $         --
       ===========   ============   ============   ============    ===========   ============        ===       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008




                                                                        ALGER AMERICAN                        CVS CALVERT
                                                                           SMALLCAP                             SOCIAL
                                                                           GROWTH--                            BALANCED
                                                                        CLASS S SHARES                         PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (326,366)     $   (357,894)      $   13,688        $    42,426
     Net realized gain (loss) on investments................        (463,268)        1,026,539         (207,243)           (66,967)
     Realized gain distribution received....................              --           321,498               --             68,092
     Change in unrealized appreciation (depreciation) on
       investments..........................................       6,309,682       (14,686,497)       1,051,404         (1,709,742)
                                                                 -----------      ------------       ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       5,520,048       (13,696,354)         857,849         (1,666,191)
                                                                 -----------      ------------       ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          34,931           117,092          373,687            641,148
     Policyowners' surrenders...............................        (871,845)       (1,117,406)        (143,013)          (181,165)
     Policyowners' annuity and death benefits...............         (59,122)          (51,216)         (22,816)           (46,108)
     Net transfers from (to) Fixed Account..................          66,049           105,151          375,732            556,835
     Transfers between Investment Divisions.................        (946,315)       (1,951,928)         (34,712)          (308,717)
                                                                 -----------      ------------       ----------        -----------
       Net contributions and (withdrawals)..................      (1,776,302)       (2,898,307)         548,878            661,993
                                                                 -----------      ------------       ----------        -----------
          Increase (decrease) in net assets.................       3,743,746       (16,594,661)       1,406,727         (1,004,198)

NET ASSETS:
     Beginning of period....................................      14,338,132        30,932,793        3,639,957          4,644,155
                                                                 -----------      ------------       ----------        -----------
     End of period..........................................     $18,081,878      $ 14,338,132       $5,046,684        $ 3,639,957
                                                                 ===========      ============       ==========        ===========






                                                                          FIDELITY(R)
                                                                              VIP                             JANUS ASPEN
                                                                           MID CAP--                     BALANCED PORTFOLIO--
                                                                        SERVICE CLASS 2                     SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (938,510)     $   (967,979)      $   302,383       $   199,353
     Net realized gain (loss) on investments................      (1,223,346)         (215,302)           53,190           138,374
     Realized gain distribution received....................         336,380         9,457,630         1,423,729         2,127,281
     Change in unrealized appreciation (depreciation) on
       investments..........................................      20,048,491       (38,525,326)        6,599,438        (8,672,089)
                                                                 -----------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      18,223,015       (30,250,977)        8,378,740        (6,207,081)
                                                                 -----------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       7,560,958         7,979,790         6,158,399         5,020,166
     Policyowners' surrenders...............................      (2,749,895)       (2,613,865)       (2,227,592)       (1,654,271)
     Policyowners' annuity and death benefits...............        (219,304)         (212,337)         (257,123)          (21,162)
     Net transfers from (to) Fixed Account..................       5,847,306         8,236,549         5,869,091         6,028,603
     Transfers between Investment Divisions.................         227,103        (4,119,449)        2,365,430           292,161
                                                                 -----------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................      10,666,168         9,270,688        11,908,205         9,665,497
                                                                 -----------      ------------       -----------       -----------
          Increase (decrease) in net assets.................      28,889,183       (20,980,289)       20,286,945         3,458,416

NET ASSETS:
     Beginning of period....................................      46,013,135        66,993,424        30,821,675        27,363,259
                                                                 -----------      ------------       -----------       -----------
     End of period..........................................     $74,902,318      $ 46,013,135       $51,108,620       $30,821,675
                                                                 ===========      ============       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                COLUMBIA
               SMALL CAP                     DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
              VALUE FUND,                    TECHNOLOGY                       VIP                           VIP
                VARIABLE                      GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            SERIES--CLASS B                SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------


       $  (188,883)   $  (233,025)   $  (279,425)   $  (185,073)  $ (1,166,218)  $ (1,391,446)   $    (4,375)  $    281,023
          (770,002)      (393,002)       (73,782)       112,067     (4,205,171)    (1,227,825)    (3,808,755)    (1,247,808)
            29,288      2,103,829             --             --         38,531      3,662,744             --         47,761



         4,425,185     (7,089,719)     6,365,350     (5,420,489)    42,692,474    (78,393,303)    13,060,613    (25,377,731)
       -----------    -----------    -----------    -----------   ------------   ------------    -----------   ------------



         3,495,588     (5,611,917)     6,012,143     (5,493,495)    37,359,616    (77,349,830)     9,247,483    (26,296,755)
       -----------    -----------    -----------    -----------   ------------   ------------    -----------   ------------


         1,992,228      1,652,531      3,852,778      1,750,816     11,726,180     20,600,634      2,717,948      4,932,273
          (760,960)      (630,692)      (631,146)      (474,081)    (6,276,845)    (5,399,042)    (2,223,279)    (2,525,811)
           (38,944)       (71,612)       (27,015)       (15,197)      (367,435)      (376,875)       (94,861)      (134,327)
         1,287,271      1,465,493      1,700,669      1,316,234     11,935,634     22,841,634      2,019,427      5,905,461
           (10,201)    (1,285,216)     3,238,759       (447,935)    (3,994,223)    (4,395,277)    (2,076,813)    (4,783,009)
       -----------    -----------    -----------    -----------   ------------   ------------    -----------   ------------
         2,469,394      1,130,504      8,134,045      2,129,837     13,023,311     33,271,074        342,422      3,394,587
       -----------    -----------    -----------    -----------   ------------   ------------    -----------   ------------
         5,964,982     (4,481,413)    14,146,188     (3,363,658)    50,382,927    (44,078,756)     9,589,905    (22,902,168)



        13,615,092     18,096,505      8,333,021     11,696,679    107,555,279    151,634,035     34,540,674     57,442,842
       -----------    -----------    -----------    -----------   ------------   ------------    -----------   ------------
       $19,580,074    $13,615,092    $22,479,209    $ 8,333,021   $157,938,206   $107,555,279    $44,130,579   $ 34,540,674
       ===========    ===========    ===========    ===========   ============   ============    ===========   ============







              JANUS ASPEN                                                                                  MFS(R)
               WORLDWIDE                  MFS(R) INVESTORS                   MFS(R)                      UTILITIES
              PORTFOLIO--                  TRUST SERIES--              RESEARCH SERIES--                  SERIES--
             SERVICE SHARES                SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------


       $  (111,566)   $  (112,968)   $  (18,981)    $   (35,216)   $  (44,406)    $   (66,270)  $  3,447,334   $  (1,225,815)
          (389,226)       401,700      (183,103)          7,962       (68,154)         64,298     (1,799,178)         23,306
                --             --            --         155,864            --              --             --      25,568,522

         4,250,242     (8,023,374)      760,029      (1,182,022)    1,170,167      (1,886,618)    39,924,738    (106,142,678)
       -----------    -----------    ----------     -----------    ----------     -----------   ------------   -------------

         3,749,450     (7,734,642)      557,945      (1,053,412)    1,057,607      (1,888,590)    41,572,894     (81,776,665)
       -----------    -----------    ----------     -----------    ----------     -----------   ------------   -------------

         2,159,589      1,994,151       316,862         834,841       304,353         505,615     14,650,541      31,350,618
          (703,922)      (715,458)      (98,525)       (101,582)     (303,059)       (168,729)    (7,470,925)     (8,203,363)
           (45,178)       (54,127)       (2,636)         (6,873)           --         (10,230)      (619,717)       (464,423)
         1,222,273      2,678,935       357,474         449,389       461,422         563,480     16,148,498      32,269,737
           966,083       (382,663)     (219,837)       (265,530)      163,239        (194,150)    (5,163,170)    (12,026,005)
       -----------    -----------    ----------     -----------    ----------     -----------   ------------   -------------
         3,598,845      3,520,838       353,338         910,245       625,955         695,986     17,545,227      42,926,564
       -----------    -----------    ----------     -----------    ----------     -----------   ------------   -------------
         7,348,295     (4,213,804)      911,283        (143,167)    1,683,562      (1,192,604)    59,118,121     (38,850,101)



         9,789,195     14,002,999     2,257,838       2,401,005     3,352,703       4,545,307    132,694,068     171,544,169
       -----------    -----------    ----------     -----------    ----------     -----------   ------------   -------------

       $17,137,490    $ 9,789,195    $3,169,121     $ 2,257,838    $5,036,265     $ 3,352,703   $191,812,189   $ 132,694,068
       ===========    ===========    ==========     ===========    ==========     ===========   ============   =============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                           NEUBERGER
                                                                            BERMAN                          ROYCE MICRO-CAP
                                                                          AMT MID-CAP                         PORTFOLIO--
                                                                   GROWTH PORTFOLIO--CLASS S               INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (279,225)      $  (316,258)      $  (909,372)     $    400,139
     Net realized gain (loss) on investments................        (576,686)          295,904        (2,553,104)         (315,021)
     Realized gain distribution received....................              --                --                --         4,874,714
     Change in unrealized appreciation (depreciation) on
       investments..........................................       4,070,904        (8,851,610)       21,564,672       (25,864,505)
                                                                 -----------       -----------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,214,993        (8,871,964)       18,102,196       (20,904,673)
                                                                 -----------       -----------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         834,145         2,487,764         5,115,113         7,130,172
     Policyowners' surrenders...............................        (546,075)         (739,636)       (1,630,168)       (1,386,948)
     Policyowners' annuity and death benefits...............         (73,719)          (88,288)          (42,925)          (67,190)
     Net transfers from (to) Fixed Account..................       1,002,436         2,542,416         4,282,619         8,667,384
     Transfers between Investment Divisions.................        (696,143)       (1,986,833)        1,456,541        (1,349,803)
                                                                 -----------       -----------       -----------      ------------
       Net contributions and (withdrawals)..................         520,644         2,215,423         9,181,180        12,993,615
                                                                 -----------       -----------       -----------      ------------
          Increase (decrease) in net assets.................       3,735,637        (6,656,541)       27,283,376        (7,911,058)
NET ASSETS:
     Beginning of period....................................      11,270,434        17,926,975        29,534,029        37,445,087
                                                                 -----------       -----------       -----------      ------------
     End of period..........................................     $15,006,071       $11,270,434       $56,817,405      $ 29,534,029
                                                                 ===========       ===========       ===========      ============







                                                                            VAN ECK                          VAN KAMPEN'S
                                                                           WORLDWIDE                              UIF
                                                                             HARD                          EMERGING MARKETS
                                                                            ASSETS                    EQUITY PORTFOLIO--CLASS II
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (2,880,341)     $  (2,554,315)    $ (1,852,997)     $ (1,611,896)
     Net realized gain (loss) on investments................      (1,729,110)         5,314,200       (4,174,529)          510,826
     Realized gain distribution received....................         664,328         21,515,237               --        26,352,799
     Change in unrealized appreciation (depreciation) on
       investments..........................................      65,462,798       (112,954,383)      47,867,766       (93,178,312)
                                                                ------------      -------------     ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      61,517,675        (88,679,261)      41,840,240       (67,926,583)
                                                                ------------      -------------     ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      18,533,338         30,113,144       11,975,986        19,369,127
     Policyowners' surrenders...............................      (7,536,288)        (7,284,493)      (4,316,615)       (3,872,800)
     Policyowners' annuity and death benefits...............        (504,153)          (532,079)        (180,996)         (336,796)
     Net transfers from (to) Fixed Account..................      13,829,924         28,142,052        7,591,996        18,386,157
     Transfers between Investment Divisions.................       4,887,270         (7,469,979)       3,483,974        (3,111,387)
                                                                ------------      -------------     ------------      ------------
       Net contributions and (withdrawals)..................      29,210,091         42,968,645       18,554,345        30,434,301
                                                                ------------      -------------     ------------      ------------
          Increase (decrease) in net assets.................      90,727,766        (45,710,616)      60,394,585       (37,492,282)
NET ASSETS:
     Beginning of period....................................     103,661,354        149,371,970       56,863,205        94,355,487
                                                                ------------      -------------     ------------      ------------
     End of period..........................................    $194,389,120      $ 103,661,354     $117,257,790      $ 56,863,205
                                                                ============      =============     ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV











            ROYCE SMALL-CAP                T. ROWE PRICE
              PORTFOLIO--                  EQUITY INCOME
            INVESTMENT CLASS               PORTFOLIO--II
     ----------------------------- -----------------------------
          2009           2008           2009           2008
     -----------------------------------------------------------




       $  (690,860)  $   (352,601)   $  (203,666)  $    226,440
        (1,026,203)       (91,413)    (2,892,254)      (836,567)
                --      2,558,892             --      2,011,218

        11,046,248    (11,362,531)    14,900,669    (31,616,600)
       -----------   ------------    -----------   ------------

         9,329,185     (9,247,653)    11,804,749    (30,215,509)
       -----------   ------------    -----------   ------------

         4,402,300      4,860,084      4,499,614      6,358,658
        (1,444,506)    (1,016,693)    (2,533,822)    (3,033,440)
          (252,443)       (39,163)      (243,792)      (222,454)
         5,246,105      5,222,675      3,624,504      8,725,082
           415,996        461,727     (2,736,020)    (6,738,093)
       -----------   ------------    -----------   ------------
         8,367,452      9,488,630      2,610,484      5,089,753
       -----------   ------------    -----------   ------------
        17,696,637        240,977     14,415,233    (25,125,756)

        24,808,639     24,567,662     50,850,746     75,976,502
       -----------   ------------    -----------   ------------

       $42,505,276   $ 24,808,639    $65,265,979   $ 50,850,746
       ===========   ============    ===========   ============







                  VICTORY
                    VIF
            DIVERSIFIED STOCK--
              CLASS A SHARES
      ------------------------------
           2009            2008
      ------------------------------




        $  (109,864)    $   (79,253)
           (452,626)        (96,548)
                 --       1,238,171

          2,625,800      (4,666,260)
        -----------     -----------

          2,063,310      (3,603,890)
        -----------     -----------


            818,281       1,155,704
           (316,418)       (266,104)
            (39,958)        (26,689)
          1,273,904       1,294,470
            167,578         402,859
        -----------     -----------
          1,903,387       2,560,240
        -----------     -----------
          3,966,697      (1,043,650)


          6,523,832       7,567,482
        -----------     -----------
        $10,490,529     $ 6,523,832
        ===========     ===========

















The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Elite Variable Annuity, New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity), Series II policies (New York Life Premier Variable Annuity) and Series III policies (New York Life Premier Plus Variable Annuity). Effective July 27, 2009, sales of the New York Life Longevity Benefit Variable Annuity were discontinued. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Investors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Service Class(1)
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(2)
MainStay VP Income Builder--Service Class(3)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class(2)
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP U.S. Small Cap--Service Class(2)
Alger American SmallCap Growth--Class S Shares(4)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Service Shares
Janus Aspen Worldwide Portfolio--Service Shares(5)
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen's UIF Emerging Markets Equity Portfolio--Class II
Victory VIF Diversified Stock--Class A Shares

-------

(1) Formerly MainStay VP Capital Appreciation--Service Class.
(2) On November 20, 2009, MainStay VP Mid Cap Growth--Service Class merged with and into Mainstay VP Mid Cap Core--Service Class; MainStay VP Mid Cap Value--Service Class merged with and into MainStay VP ICAP Select Equity--Service Class and MainStay VP Small Cap Growth--Service Class merged with and into MainStay VP U.S. Small Cap--Service Class (formerly MainStay VP Developing Growth--Service Class).
(3) Formerly MainStay VP Total Return--Service Class.
(4) New allocations to Alger American SmallCap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.
(5) Formerly Janus Aspen Series Worldwide Growth--Service Shares.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

     For all policies within Series I, II and III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of the Series I policies, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

     No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. Subsequent events were evaluated through February 17, 2010, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2009, the investments of Separate Account-IV are as follows:





                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           SERVICE CLASS     SERVICE CLASS      MANAGEMENT       SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......         3,740             5,770           152,914             1,403
Identified cost........       $40,316           $80,298          $152,922           $27,250







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......        13,096               846             8,606             4,042
Identified cost........      $156,955           $12,861          $135,110           $49,869



Investment activity for the year ended December 31, 2009, was as follows:




                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           SERVICE CLASS     SERVICE CLASS      MANAGEMENT       SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $4,172            $27,721           $60,979           $3,168
Proceeds from sales....        4,144              5,608            85,573            1,174







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $55,502           $2,245            $18,760           $14,006
Proceeds from sales....         4,879            1,148              6,304             1,769

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            9,577             7,724            10,448             6,373            10,936               467            30,989
          $99,291           $79,548           $93,224           $72,245          $109,491           $10,784          $278,366





                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            9,446              --                --              14,200            19,112             2,620              --
         $102,522             $--               $--            $146,719          $195,261           $66,888             $--







                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $30,421           $29,284           $44,613           $23,033           $17,982           $1,685           $121,958
            9,795             1,851             5,852            24,393             6,169            2,296              4,921





                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------



          $48,895           $ 5,006           $ 3,772           $34,967           $37,587           $7,891            $ 2,501
            3,705            46,767            39,832             7,984             7,953            4,498             17,114

--------------------------------------------------------------------------------







                                                                                   COLUMBIA
                                                 ALGER              CVS            SMALL CAP
                            MAINSTAY VP        AMERICAN           CALVERT         VALUE FUND,
                            U.S. SMALL         SMALLCAP           SOCIAL           VARIABLE
                               CAP--           GROWTH--          BALANCED          SERIES--
                           SERVICE CLASS    CLASS S SHARES       PORTFOLIO          CLASS B
                          --------------------------------------------------------------------


Number of shares.......         5,484               723            3,298              1,406
Identified cost........       $45,161           $19,369           $5,879            $23,711





                                                                 NEUBERGER
                                                                BERMAN AMT           ROYCE
                              MFS(R)            MFS(R)            MID-CAP          MICRO-CAP
                             RESEARCH          UTILITIES          GROWTH          PORTFOLIO--
                             SERIES--          SERIES--         PORTFOLIO--       INVESTMENT
                           SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS
                          --------------------------------------------------------------------



Number of shares.......          306              8,481               722             5,961
Identified cost........       $5,128           $228,726           $17,997           $63,941








                                                                                   COLUMBIA
                                                 ALGER              CVS            SMALL CAP
                            MAINSTAY VP        AMERICAN           CALVERT         VALUE FUND,
                            U.S. SMALL         SMALLCAP           SOCIAL           VARIABLE
                               CAP--           GROWTH--          BALANCED          SERIES--
                           SERVICE CLASS    CLASS S SHARES       PORTFOLIO          CLASS B
                          --------------------------------------------------------------------


Purchases..............       $20,679           $  298            $1,007            $3,510
Proceeds from sales....         1,534            2,400               447             1,165





                                                                 NEUBERGER
                                                                BERMAN AMT           ROYCE
                              MFS(R)            MFS(R)            MID-CAP          MICRO-CAP
                             RESEARCH          UTILITIES          GROWTH          PORTFOLIO--
                             SERIES--          SERIES--         PORTFOLIO--       INVESTMENT
                           SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,151            $27,888           $1,862            $10,972
Proceeds from sales....          567              7,104            1,597              2,791

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







                                                 FIDELITY(R)
        DREYFUS IP          FIDELITY(R)              VIP             FIDELITY(R)         JANUS ASPEN         JANUS ASPEN
        TECHNOLOGY              VIP                EQUITY-               VIP              BALANCED            WORLDWIDE
         GROWTH--         CONTRAFUND(R)--         INCOME--            MID CAP--          PORTFOLIO--         PORTFOLIO--
      SERVICE SHARES      SERVICE CLASS 2      SERVICE CLASS 2     SERVICE CLASS 2     SERVICE SHARES      SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------------


            2,295               7,795                2,669               2,985               1,830                 662
          $19,915            $208,329              $61,347             $87,447             $50,165             $19,431


          MFS(R)
         INVESTORS
      TRUST SERIES--
       SERVICE CLASS
      --------------


             175
          $3,295






                                                                 VAN KAMPEN'S
                                                                      UIF
           ROYCE             T. ROWE                               EMERGING           VICTORY
         SMALL-CAP            PRICE                                 MARKETS             VIF
        PORTFOLIO--          EQUITY              VAN ECK           EQUITY--         DIVERSIFIED
        INVESTMENT           INCOME             WORLDWIDE          PORTFOLIO          STOCK--
           CLASS          PORTFOLIO-II         HARD ASSETS         CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------


            4,891              3,711               6,652              9,036             1,205
          $44,427            $81,782            $205,662           $141,907           $12,209







                                                 FIDELITY(R)
        DREYFUS IP          FIDELITY(R)              VIP             FIDELITY(R)         JANUS ASPEN         JANUS ASPEN
        TECHNOLOGY              VIP                EQUITY-               VIP              BALANCED            WORLDWIDE
         GROWTH--         CONTRAFUND(R)--         INCOME--            MID CAP--          PORTFOLIO--         PORTFOLIO--
      SERVICE SHARES      SERVICE CLASS 2      SERVICE CLASS 2     SERVICE CLASS 2     SERVICE SHARES      SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------------


          $8,823              $20,960              $5,218              $12,757             $15,831             $4,735
          1,035                 9,205               4,918                2,820               2,232              1,257


          MFS(R)
         INVESTORS
      TRUST SERIES--
       SERVICE CLASS
      --------------


           $805
            472






                                                                 VAN KAMPEN'S
                                                                      UIF
           ROYCE             T. ROWE                               EMERGING           VICTORY
         SMALL-CAP            PRICE                                 MARKETS             VIF
        PORTFOLIO--          EQUITY              VAN ECK            EQUITY          DIVERSIFIED
        INVESTMENT           INCOME             WORLDWIDE         PORTFOLIO--         STOCK--
           CLASS          PORTFOLIO-II         HARD ASSETS         CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------


          $9,628             $7,496              $33,254            $22,813           $2,689
           2,067              5,167                6,409              6,280              839

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals from and surrenders of Series I, II and III policies, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies, which are part of Series I, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity there is a lower surrender charge. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, which are also part of Series I, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Elite Variable Annuity there is a lower surrender charge. For New York Life Premier Variable Annuity policies which are part of Series II, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For New York Life Premier Plus Variable Annuity policies which are part of Series III, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     For Series I, II and III policies, NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the Accumulation Value is less than $100,000. This charge is $30 per policy.

     Additionally, NYLIAC reserves the right to charge Series I, II and III policies, $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The policies are also subject to an annualized mortality and expense risk and administrative costs charge, that is deducted on a quarterly basis from the Investment Divisions. For Series I, policies, this charge is 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity; for Series II policies, this charge is 1.55% for New York Life Premier Variable Annuity; for Series III policies, this charge is 1.75% for New York Life Premier Plus Variable Annuity, of the Adjusted Premium Payments allocated to the Investment Divisions, and is the same rate for each of the five periods presented in the Financial Highlights section, (including portions of the premium payment(s) transferred from the Fixed Account under the New York Life Premium Plus Elite Variable Annuity, New York Life Longevity Benefit Variable Annuity, New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity) and the DCA Advantage Account. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

     In addition, New York Life Longevity Benefit Variable Annuity policies, which are part of Series I, are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:



                                                                                         MAINSTAY VP
                                                                                           COMMON
                                MAINSTAY VP       MAINSTAY VP         MAINSTAY VP          STOCK--
                                BALANCED--          BOND--               CASH              SERVICE
                               SERVICE CLASS     SERVICE CLASS        MANAGEMENT            CLASS
                              --------------    --------------    ------------------    ------------
                              2009     2008      2009     2008      2009       2008     2009    2008
                              ----------------------------------------------------------------------
SERIES I POLICIES
Units issued................   153       717    1,313    2,108     26,040    122,693     228     374
Units redeemed..............  (354)   (1,105)    (365)    (327)   (55,452)   (12,808)   (109)   (201)
                              ----    ------    -----    -----    -------    -------    ----    ----
  Net increase (decrease)...  (201)     (388)     948    1,781    (29,412)   109,885     119     173
                              ====    ======    =====    =====    =======    =======    ====    ====
SERIES II POLICIES
Units issued................    23        --      254       --        419         --      15      --
Units redeemed..............    --        --       (1)      --       (191)        --      --      --
                              ----    ------    -----    -----    -------    -------    ----    ----
  Net increase (decrease)...    23        --      253       --        228         --      15      --
                              ====    ======    =====    =====    =======    =======    ====    ====
SERIES III POLICIES
Units issued................    62        --      385       --      1,962         --      36      --
Units redeemed..............    --        --       (1)      --     (1,237)        --      (1)     --
                              ----    ------    -----    -----    -------    -------    ----    ----
  Net increase (decrease)...    62        --      384       --        725         --      35      --
                              ====    ======    =====    =====    =======    =======    ====    ====


                                        MAINSTAY VP
                                       CONSERVATIVE
                                       ALLOCATION--
                                       SERVICE CLASS
                              ------------------------------
                                   2009            2008
                              ------------------------------
SERIES I POLICIES
Units issued................       1,523           3,113
Units redeemed..............        (628)           (427)
                                   -----           -----
  Net increase (decrease)...         895           2,686
                                   =====           =====
SERIES II POLICIES
Units issued................         247              --
Units redeemed..............          (1)             --
                                   -----           -----
  Net increase (decrease)...         246              --
                                   =====           =====
SERIES III POLICIES
Units issued................         453              --
Units redeemed..............          --              --
                                   -----           -----
  Net increase (decrease)...         453              --
                                   =====           =====






                                                  MAINSTAY VP
                                MAINSTAY VP         INCOME        MAINSTAY VP      MAINSTAY VP             MAINSTAY VP
                                ICAP SELECT        BUILDER--     INTERNATIONAL      LARGE CAP                MID CAP
                                  EQUITY--          SERVICE         EQUITY--         GROWTH--                CORE--
                               SERVICE CLASS         CLASS       SERVICE CLASS    SERVICE CLASS           SERVICE CLASS
                              ---------------    ------------    -------------    -------------  ------------------------------
                               2009      2008    2009    2008    2009     2008    2009     2008       2009            2008
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................  3,918     3,845      98     175     683    1,588     986    1,494       3,304            677
Units redeemed..............    (438)    (282)    (86)   (168)   (689)    (835)   (166)    (137)       (164)          (432)
                              ------    -----     ---    ----    ----    -----    ----    -----       -----           ----
  Net increase (decrease)...   3,480    3,563      12       7      (6)     753     820    1,357       3,140            245
                              ======    =====     ===    ====    ====    =====    ====    =====       =====           ====
SERIES II POLICIES
Units issued................     274       --       9      --     189       --     142       --          99             --
Units redeemed..............      (1)      --      --      --      --       --      --       --          --             --
                              ------    -----     ---    ----    ----    -----    ----    -----       -----           ----
  Net increase (decrease)...     273       --       9      --     189       --     142       --          99             --
                              ======    =====     ===    ====    ====    =====    ====    =====       =====           ====
SERIES III POLICIES
Units issued................     366       --      51      --     348       --     251       --         115             --
Units redeemed..............      (1)      --      --      --      (1)      --      (1)      --          --             --
                              ------    -----     ---    ----    ----    -----    ----    -----       -----           ----
  Net increase (decrease)...     365       --      51      --     347       --     250       --         115             --
                              ======    =====     ===    ====    ====    =====    ====    =====       =====           ====


                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------





                                                                                                 MAINSTAY VP
                                                MAINSTAY VP                       MAINSTAY VP      GROWTH
                                MAINSTAY VP       FLOATING       MAINSTAY VP        GROWTH        EQUITY--
                               CONVERTIBLE--       RATE--        GOVERNMENT--    ALLOCATION--      SERVICE
                               SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS      CLASS
                              --------------  ---------------  ---------------  --------------  ------------
                               2009     2008   2009     2008    2009      2008   2009     2008  2009    2008
                              ------------------------------------------------------------------------------

                              1,855    1,337  3,331     1,214   1,206    4,432  1,662    3,305    97     172
                               (237)    (199)  (552)   (1,760) (1,799)    (304)  (919)    (695) (197)   (117)
                              -----    -----  -----    ------  ------    -----  -----    -----  ----    ----
                              1,618    1,138  2,779      (546)   (593)   4,128    743    2,610  (100)     55
                              =====    =====  =====    ======  ======    =====  =====    =====  ====    ====

                                222       --    253        --     111       --     77       --     4      --
                                 --       --     (1)       --      --       --     --       --    --      --
                              -----    -----  -----    ------  ------    -----  -----    -----  ----    ----
                                222       --    252        --     111       --     77       --     4      --
                              =====    =====  =====    ======  ======    =====  =====    =====  ====    ====

                                393       --    576        --     253       --    216       --    17      --
                                 (1)      --    (21)       --      (1)      --     --       --    --      --
                              -----    -----  -----    ------  ------    -----  -----    -----  ----    ----
                                392       --    555        --     252       --    216       --    17      --
                              =====    =====  =====    ======  ======    =====  =====    =====  ====    ====


                                        MAINSTAY VP
                                        HIGH YIELD
                                         CORPORATE
                                          BOND--
                                       SERVICE CLASS
                              ------------------------------
                                   2009            2008
                              ------------------------------
                                   6,891           2,790
                                    (992)         (1,681)
                                   -----          ------
                                   5,899           1,109
                                   =====          ======

                                     785              --
                                      (3)             --
                                   -----          ------
                                     782              --
                                   =====          ======

                                   1,684              --
                                      (2)             --
                                   -----          ------
                                   1,682              --
                                   =====          ======






                                                                                   MAINSTAY VP     MAINSTAY VP
                                MAINSTAY VP     MAINSTAY VP      MAINSTAY VP        MODERATE         S&P 500
                                  MID CAP         MID CAP         MODERATE           GROWTH          INDEX--
                                 GROWTH--         VALUE--       ALLOCATION--      ALLOCATION--       SERVICE
                               SERVICE CLASS   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS       CLASS
                              --------------  --------------  ----------------  ----------------  ------------
                               2009     2008   2009     2008   2009      2008    2009      2008   2009    2008
                              --------------------------------------------------------------------------------

                                 262     619     238     400   2,491     5,144   2,905     5,737   491     806
                              (3,174)   (517) (3,155)   (471) (1,126)   (1,071) (1,537)   (1,248) (399)   (537)
                              ------    ----  ------    ----  ------    ------  ------    ------  ----    ----
                              (2,912)    102  (2,917)    (71)  1,365     4,073   1,368     4,489    92     269
                              ======    ====  ======    ====  ======    ======  ======    ======  ====    ====

                                  27      --      23      --     233        --     205        --    55      --
                                 (27)     --     (23)     --      --        --      (5)       --    --      --
                              ------    ----  ------    ----  ------    ------  ------    ------  ----    ----
                                  --      --      --      --     233        --     200        --    55      --
                              ======    ====  ======    ====  ======    ======  ======    ======  ====    ====

                                  29      --      28      --     569        --     802        --    73      --
                                 (29)     --     (28)     --      --        --      (2)       --    --      --
                              ------    ----  ------    ----  ------    ------  ------    ------  ----    ----
                                  --      --      --      --     569        --     800        --    73      --
                              ======    ====  ======    ====  ======    ======  ======    ======  ====    ====


                                        MAINSTAY VP
                                         SMALL CAP
                                         GROWTH--
                                       SERVICE CLASS
                              ------------------------------
                                   2009            2008
                              ------------------------------

                                     178            239
                                  (1,677)          (202)
                                  ------           ----
                                  (1,499)            37
                                  ======           ====

                                      16             --
                                     (16)            --
                                  ------           ----
                                      --             --
                                  ======           ====

                                       7             --
                                      (7)            --
                                  ------           ----
                                      --             --
                                  ======           ====


--------------------------------------------------------------------------------



                                                                     ALGER
                                                                   AMERICAN                               COLUMBIA
                               MAINSTAY VP                         SMALLCAP       CVS CALVERT             SMALL CAP
                                U.S. SMALL       MAINSTAY VP       GROWTH--         SOCIAL               VALUE FUND,
                                  CAP--            VALUE--          CLASS S        BALANCED               VARIABLE
                              SERVICE CLASS     SERVICE CLASS       SHARES         PORTFOLIO           SERIES--CLASS B
                              -------------    --------------    ------------    ------------  ------------------------------
                               2009    2008    2009     2008     2009    2008    2009    2008       2009            2008
                              -----------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................  1,376     505     --        128       5       7      56     100        249             262
Units redeemed..............    (68)   (272)    --     (2,005)   (173)   (196)    (24)    (50)       (85)           (191)
                              -----    ----     --     ------    ----    ----     ---     ---        ---            ----
  Net increase (decrease)...  1,308     233     --     (1,877)   (168)   (189)     32      50        164              71
                              =====    ====     ==     ======    ====    ====     ===     ===        ===            ====
SERIES II POLICIES
Units issued................     42      --     --         --      --      --       5      --         28              --
Units redeemed..............     --      --     --         --      --      --      (1)     --         --              --
                              -----    ----     --     ------    ----    ----     ---     ---        ---            ----
  Net increase (decrease)...     42      --     --         --      --      --       4      --         28              --
                              =====    ====     ==     ======    ====    ====     ===     ===        ===            ====
SERIES III POLICIES
Units issued................     77      --     --         --      --      --       7      --         40              --
Units redeemed..............     --      --     --         --      --      --      --      --         (1)             --
                              -----    ----     --     ------    ----    ----     ---     ---        ---            ----
  Net increase (decrease)...     77      --     --         --      --      --       7      --         39              --
                              =====    ====     ==     ======    ====    ====     ===     ===        ===            ====






                                 MFS(R)                                            NEUBERGER
                                INVESTORS        MFS(R)                           BERMAN AMT
                                  TRUST         RESEARCH           MFS(R)           MID-CAP                 ROYCE
                                SERIES--        SERIES--         UTILITIES          GROWTH                MICRO-CAP
                                 SERVICE         SERVICE          SERIES--        PORTFOLIO--            PORTFOLIO--
                                  CLASS           CLASS        SERVICE CLASS        CLASS S           INVESTMENT CLASS
                              ------------    ------------    ---------------    ------------  ------------------------------
                              2009    2008    2009    2008     2009     2008     2009    2008       2009            2008
                              -----------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    44      96      63      77    1,143     2,839     108     314        544            1,202
Units redeemed..............   (34)    (33)    (25)    (33)    (841)   (1,156)   (118)   (198)      (173)            (226)
                               ---     ---     ---     ---    -----    ------    ----    ----       ----            -----
  Net increase (decrease)...    10      63      38      44      302     1,683     (10)    116        371              976
                               ===     ===     ===     ===    =====    ======    ====    ====       ====            =====
SERIES II POLICIES
Units issued................     2      --       7      --      244        --      18      --        110               --
Units redeemed..............    --      --      --      --       --        --      --      --         --               --
                               ---     ---     ---     ---    -----    ------    ----    ----       ----            -----
  Net increase (decrease)...     2      --       7      --      244        --      18      --        110               --
                               ===     ===     ===     ===    =====    ======    ====    ====       ====            =====
SERIES III POLICIES
Units issued................    13      --       7      --      529        --      14      --        296               --
Units redeemed..............    --      --      --      --       (1)       --      --      --         --               --
                               ---     ---     ---     ---    -----    ------    ----    ----       ----            -----
  Net increase (decrease)...    13      --       7      --      528        --      14      --        296               --
                               ===     ===     ===     ===    =====    ======    ====    ====       ====            =====


                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

                                              FIDELITY(R)    FIDELITY(R)
                               DREYFUS IP         VIP            VIP       FIDELITY(R)   JANUS ASPEN
                               TECHNOLOGY       CONTRA-        EQUITY-         VIP        BALANCED
                                GROWTH--       FUND(R)--      INCOME--      MID CAP--    PORTFOLIO--
                                 SERVICE     SERVICE CLASS     SERVICE       SERVICE       SERVICE
                                 SHARES            2           CLASS 2       CLASS 2       SHARES
                              ------------  --------------  ------------  ------------  ------------
                              2009    2008   2009     2008  2009    2008  2009    2008  2009    2008
                              ----------------------------------------------------------------------

                               617     273  1,250    2,667   267     806   483     836   686     767
                               (61)    (88)  (884)    (767) (485)   (596) (194)   (408) (176)   (142)
                               ---     ---  -----    -----  ----    ----  ----    ----  ----    ----
                               556     185    366    1,900  (218)    210   289     428   510     625
                               ===     ===  =====    =====  ====    ====  ====    ====  ====    ====

                                53      --    246       --    54      --   171      --   124      --
                                --      --     --       --    --      --    --      --    --      --
                               ---     ---  -----    -----  ----    ----  ----    ----  ----    ----
                                53      --    246       --    54      --   171      --   124      --
                               ===     ===  =====    =====  ====    ====  ====    ====  ====    ====

                               135      --    379       --    99      --   273      --   267      --
                                --      --    (63)      --    --      --    (1)     --    (1)     --
                               ---     ---  -----    -----  ----    ----  ----    ----  ----    ----
                               135      --    316       --    99      --   272      --   266      --
                               ===     ===  =====    =====  ====    ====  ====    ====  ====    ====


                                        JANUS ASPEN
                                         WORLDWIDE
                                        PORTFOLIO--
                                          SERVICE
                                          SHARES
                              ------------------------------
                                   2009            2008
                              ------------------------------

                                    243             375
                                    (77)           (117)
                                    ---            ----
                                    166             258
                                    ===            ====

                                     27              --
                                     --              --
                                    ---            ----
                                     27              --
                                    ===            ====

                                    131              --
                                     --              --
                                    ---            ----
                                    131              --
                                    ===            ====






                                                                           VAN KAMPEN'S
                                                                               UIF
                              ROYCE SMALL-                                   EMERGING                  VICTORY
                                   CAP                        VAN ECK        MARKETS                     VIF
                               PORTFOLIO--  T. ROWE PRICE    WORLDWIDE        EQUITY                 DIVERSIFIED
                               INVESTMENT   EQUITY INCOME       HARD       PORTFOLIO--                 STOCK--
                                  CLASS     PORTFOLIO--II      ASSETS        CLASS II              CLASS A SHARES
                              ------------  -------------  -------------  -------------  ----------------------------------
                              2009    2008  2009     2008  2009     2008  2009     2008        2009              2008
                              ---------------------------------------------------------------------------------------------

                               656     861   468    1,033   868    1,632   643    1,318         203               223
                              (286)   (108) (528)    (789) (298)    (490) (209)    (300)        (35)              (28)
                              ----    ----  ----    -----  ----    -----  ----    -----         ---               ---
                               370     753   (60)     244   570    1,142   434    1,018         168               195
                              ====    ====  ====    =====  ====    =====  ====    =====         ===               ===

                                99      --   106       --   263       --   188       --          10                --
                                --      --    --       --    --       --    --       --          --                --
                              ----    ----  ----    -----  ----    -----  ----    -----         ---               ---
                                99      --   106       --   263       --   188       --          10                --
                              ====    ====  ====    =====  ====    =====  ====    =====         ===               ===

                               271      --    96       --   757       --   525       --          12                --
                                --      --    --       --    (2)      --    (2)      --          --                --
                              ----    ----  ----    -----  ----    -----  ----    -----         ---               ---
                               271      --    96       --   755       --   523       --          12                --
                              ====    ====  ====    =====  ====    =====  ====    =====         ===               ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2009, 2008, 2007, 2006 and 2005:





                                                  MAINSTAY VP
                                                   BALANCED--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2009      2008      2007      2006      2005
                                -----------------------------------------------

SERIES I POLICIES
Net Assets....................   $35,249   $30,471   $45,343   $32,449  $13,598
Units Outstanding.............     3,234     3,435     3,823     2,793    1,282
Variable Accumulation Unit
  Value.......................   $ 10.93   $  8.90   $ 11.88   $ 11.58  $ 10.49
Total Return..................     22.8%    (25.0%)     2.6%     10.4%     4.9%
Investment Income Ratio.......      2.9%        --      2.2%      2.3%     2.4%

SERIES II POLICIES
Net Assets....................   $   245   $    --   $    --   $    --  $    --
Units Outstanding.............        23        --        --        --       --
Variable Accumulation Unit
  Value.......................   $ 10.61   $    --   $    --   $    --  $    --
Total Return..................      6.1%        --        --        --       --
Investment Income Ratio.......      1.3%        --        --        --       --

SERIES III POLICIES
Net Assets....................   $   743   $    --   $    --   $    --  $    --
Units Outstanding.............        62        --        --        --       --
Variable Accumulation Unit
  Value.......................   $ 10.86   $    --   $    --   $    --  $    --
Total Return..................      8.6%        --        --        --       --
Investment Income Ratio.......      2.1%        --        --        --       --








                                                   MAINSTAY VP
                                                 COMMON STOCK--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2009      2008      2007      2006      2005
                                ------------------------------------------------

SERIES I POLICIES
Net Assets....................   $19,628   $14,871   $20,713   $10,931   $5,553
Units Outstanding.............     1,573     1,454     1,281       710      416
Variable Accumulation Unit
  Value.......................   $ 12.51   $ 10.25   $ 16.15   $ 15.39   $13.25
Total Return..................     22.1%    (36.5%)     4.9%     16.2%     7.4%
Investment Income Ratio.......      1.9%      1.3%      1.3%      0.5%     1.2%

SERIES II POLICIES
Net Assets....................   $   160   $    --   $    --   $    --   $   --
Units Outstanding.............        15        --        --        --       --
Variable Accumulation Unit
  Value.......................   $ 10.87   $    --   $    --   $    --   $   --
Total Return..................      8.7%        --        --        --       --
Investment Income Ratio.......      0.6%        --        --        --       --

SERIES III POLICIES
Net Assets....................   $   432   $    --   $    --   $    --   $   --
Units Outstanding.............        35        --        --        --       --
Variable Accumulation Unit
  Value.......................   $ 11.13   $    --   $    --   $    --   $   --
Total Return..................     11.3%        --        --        --       --
Investment Income Ratio.......      1.2%        --        --        --       --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








                        MAINSTAY VP
                           BOND--                                         MAINSTAY VP
                       SERVICE CLASS                                    CASH MANAGEMENT
      -----------------------------------------------  ------------------------------------------------
        2009     2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------


      $74,630   $57,839   $34,806   $19,422   $13,750  $143,009  $177,537   $48,819   $18,765   $10,281
        5,654     4,706     2,925     1,734     1,279   123,069   152,481    42,596    17,010     9,864
      $ 13.22   $ 12.30   $ 11.88   $ 11.18   $ 10.72  $   1.17  $   1.16   $  1.14   $  1.09   $  1.04
         7.5%      3.5%      6.3%      4.3%      1.9%      0.0%      2.2%      4.8%      4.6%      3.0%
         4.6%      4.7%      4.2%      1.2%      3.9%      0.0%      1.7%      4.5%      4.4%      3.0%


      $ 2,606   $    --   $    --   $    --   $    --  $  2,314  $     --   $    --   $    --   $    --
          253        --        --        --        --       228        --        --        --        --
      $ 10.27   $    --   $    --   $    --   $    --  $  10.00  $     --   $    --   $    --   $    --
         2.7%        --        --        --        --      0.0%        --        --        --        --
         2.9%        --        --        --        --      0.0%        --        --        --        --


      $ 4,029   $    --   $    --   $    --   $    --  $  7,278  $     --   $    --   $    --   $    --
          384        --        --        --        --       725        --        --        --        --
      $ 10.27   $    --   $    --   $    --   $    --  $  10.00  $     --   $    --   $    --   $    --
         2.7%        --        --        --        --      0.0%        --        --        --        --
         3.8%        --        --        --        --      0.0%        --        --        --        --







                   MAINSTAY VP                                  MAINSTAY VP
            CONSERVATIVE ALLOCATION--                          CONVERTIBLE--
                  SERVICE CLASS                                SERVICE CLASS
      -------------------------------------  ------------------------------------------------
        2009     2008      2007      2006      2009      2008      2007      2006      2005
      ---------------------------------------------------------------------------------------


      $91,288   $66,600   $51,209  $12,984    $73,137   $33,737   $34,342   $21,580   $13,997
        8,058     7,163     4,477    1,207      4,976     3,358     2,220     1,601     1,142
      $ 11.35   $  9.31   $ 11.44  $ 10.67    $ 14.71   $ 10.10   $ 15.44   $ 13.47   $ 12.23
        21.9%    (18.6%)     7.2%     6.7%      45.7%    (34.6%)    14.6%     10.1%      6.3%
         3.1%      0.0%      4.0%     2.6%       2.2%      2.3%      2.3%      2.6%      1.7%


      $ 2,628   $    --   $    --  $     --   $ 2,553   $    --   $    --   $    --   $    --
          246        --        --        --       222        --        --        --        --
      $ 10.70   $    --   $    --  $     --   $ 11.52   $    --   $    --   $    --   $    --
         7.0%        --        --        --     15.2%        --        --        --        --
         1.6%        --        --        --      1.3%        --        --        --        --


      $ 4,802   $    --   $    --  $     --   $ 4,653   $    --   $    --   $    --   $    --
          453        --        --        --       392        --        --        --        --
      $ 10.63   $    --   $    --  $     --   $ 11.52   $    --   $    --   $    --   $    --
         6.3%        --        --        --     15.2%        --        --        --        --
         1.1%        --        --        --      1.2%        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                   MAINSTAY VP
                                                 FLOATING RATE--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2009      2008      2007      2006      2005
                                ------------------------------------------------

SERIES I POLICIES
Net Assets....................   $84,944   $40,154   $58,459   $37,645   $9,509
Units Outstanding.............     7,521     4,742     5,288     3,485      926
Variable Accumulation Unit
  Value.......................   $ 11.31   $  8.49   $ 11.02   $ 10.77   $10.19
Total Return..................     33.3%    (23.0%)     2.3%      5.7%     1.9%
Investment Income Ratio.......      3.3%      5.1%      6.2%      5.8%     4.2%

SERIES II POLICIES
Net Assets....................   $ 2,745   $    --   $    --   $    --   $    --
Units Outstanding.............       252        --        --        --        --
Variable Accumulation Unit
  Value.......................   $ 10.46   $    --   $    --   $    --   $    --
Total Return..................      4.6%        --        --        --        --
Investment Income Ratio.......      1.3%        --        --        --        --

SERIES III POLICIES
Net Assets....................   $ 5,829   $    --   $    --   $    --   $    --
Units Outstanding.............       555        --        --        --        --
Variable Accumulation Unit
  Value.......................   $ 10.44   $    --   $    --   $    --   $    --
Total Return..................      4.4%        --        --        --        --
Investment Income Ratio.......      1.2%        --        --        --        --







                                                   MAINSTAY VP
                                                 GROWTH EQUITY--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2009      2008      2007      2006      2005
                                ------------------------------------------------

SERIES I POLICIES
Net Assets....................   $9,983    $ 8,340   $12,938   $9,114    $6,867
Units Outstanding.............      845        945       890      704       553
Variable Accumulation Unit
  Value.......................   $11.84    $  8.85   $ 14.51   $12.94    $12.43
Total Return..................    72.4%     (39.0%)    12.1%     4.2%      8.1%
Investment Income Ratio.......     0.3%       0.3%        --     0.2%        --

SERIES II POLICIES
Net Assets....................   $   47    $    --   $    --   $   --    $   --
Units Outstanding.............        4         --        --       --        --
Variable Accumulation Unit
  Value.......................   $11.34    $    --   $    --   $   --    $   --
Total Return..................    13.4%         --        --       --        --
Investment Income Ratio.......     0.1%         --        --       --        --

SERIES III POLICIES
Net Assets....................   $  194    $    --   $    --   $   --    $   --
Units Outstanding.............       17         --        --       --        --
Variable Accumulation Unit
  Value.......................   $11.34    $    --   $    --   $   --    $   --
Total Return..................    13.4%         --        --       --        --
Investment Income Ratio.......     0.0%         --        --       --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                        MAINSTAY VP                                 MAINSTAY VP
                        GOVERNMENT--                            GROWTH ALLOCATION--
                       SERVICE CLASS                               SERVICE CLASS
      -----------------------------------------------  -------------------------------------
        2009     2008      2007      2006      2005      2009     2008      2007      2006
      --------------------------------------------------------------------------------------


      $68,795   $75,666   $20,652   $13,260   $8,578   $90,782   $65,385   $73,680   $27,267
        5,300     5,893     1,765     1,204      807     9,266     8,523     5,913     2,392
      $ 13.00   $ 12.83   $ 11.71   $ 11.01   $10.60   $  9.82   $  7.69   $ 12.35   $ 11.22
         1.4%      9.5%      6.4%      3.8%     2.1%     27.7%    (37.7%)    10.1%     12.2%
         3.3%      4.1%      5.3%      1.0%     4.0%      2.2%      0.6%      1.3%      1.5%


      $ 1,147   $    --   $    --   $    --   $   --   $   851   $    --   $    --   $    --
          111        --        --        --       --        77        --        --        --
      $ 10.25   $    --   $    --   $    --   $   --   $ 11.04   $    --   $    --   $    --
         2.5%        --        --        --       --     10.4%        --        --        --
         2.0%        --        --        --       --      1.4%        --        --        --


      $ 2,581   $    --   $    --   $    --   $   --   $ 2,413   $    --   $    --   $    --
          252        --        --        --       --       216        --        --        --
      $ 10.17   $    --   $    --   $    --   $   --   $ 11.04   $    --   $    --   $    --
         1.7%        --        --        --       --     10.4%        --        --        --
         3.3%        --        --        --       --      1.1%        --        --        --





                                     MAINSTAY VP                                                   MAINSTAY VP
                             HIGH YIELD CORPORATE BOND--                                      ICAP SELECT EQUITY--
                                    SERVICE CLASS                                                 SERVICE CLASS
      ------------------------------------------------------------------------  ------------------------------------------------
            2009              2008              2007          2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------------------------------


          $250,536          $113,302          $133,734       $84,029   $48,692  $131,647   $67,705   $53,113   $10,141   $4,386
            16,458            10,559             9,450         6,045     3,899    10,369     6,889     3,326       678      350
          $  15.25          $  10.71          $  14.14       $ 13.86   $ 12.40  $  12.73   $  9.86   $ 15.85   $ 14.86   $12.49
             42.5%            (24.3%)             2.1%         11.8%      2.7%     29.1%    (37.7%)     6.6%     19.0%     5.2%
              8.4%              9.6%              7.4%          2.2%      7.7%      1.6%      0.5%      0.6%      0.2%     0.9%


          $  8,548          $     --          $     --       $    --   $    --  $  3,079   $    --   $    --   $    --   $   --
               782                --                --            --        --       273        --        --        --       --
          $  11.12          $     --          $     --       $    --   $    --  $  11.12   $    --   $    --   $    --   $   --
             11.2%                --                --            --        --     11.2%        --        --        --       --
              5.1%                --                --            --        --      0.6%        --        --        --       --


          $ 18,782          $     --          $     --       $    --   $    --  $  4,142   $    --   $    --   $    --   $   --
             1,682                --                --            --        --       365        --        --        --       --
          $  11.06          $     --          $     --       $    --   $    --  $  11.17   $    --   $    --   $    --   $   --
             10.6%                --                --            --        --     11.7%        --        --        --       --
              4.4%                --                --            --        --      1.1%        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                   MAINSTAY VP
                                                INCOME BUILDER--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2009      2008      2007      2006      2005
                                ------------------------------------------------

SERIES I POLICIES
Net Assets....................   $10,097   $ 8,062   $11,045   $8,400    $5,855
Units Outstanding.............       800       788       781      640       487
Variable Accumulation Unit
  Value.......................   $ 12.65   $ 10.26   $ 14.08   $13.13    $12.02
Total Return..................     23.2%    (27.1%)     7.2%     9.2%      6.2%
Investment Income Ratio.......      3.5%      3.1%      2.2%     0.5%      1.7%

SERIES II POLICIES
Net Assets....................   $    95   $    --   $    --   $   --    $   --
Units Outstanding.............         9        --        --       --        --
Variable Accumulation Unit
  Value.......................   $ 11.08   $    --   $    --   $   --    $   --
Total Return..................     10.8%        --        --       --        --
Investment Income Ratio.......      2.5%        --        --       --        --

SERIES III POLICIES
Net Assets....................   $   562   $    --   $    --   $   --    $   --
Units Outstanding.............        51        --        --       --        --
Variable Accumulation Unit
  Value.......................   $ 11.03   $    --   $    --   $   --    $   --
Total Return..................     10.3%        --        --       --        --
Investment Income Ratio.......      2.8%        --        --       --        --







                                                  MAINSTAY VP
                                              LARGE CAP GROWTH--
                                                 SERVICE CLASS
                                ----------------------------------------------
                                  2009     2008     2007      2006      2005
                                ----------------------------------------------

SERIES I POLICIES
Net Assets....................  $46,865  $26,590   $25,083   $9,060    $3,383
Units Outstanding.............    3,983    3,163     1,806      790       309
Variable Accumulation Unit
  Value.......................  $ 11.78  $  8.43   $ 13.81   $11.41    $10.67
Total Return..................    39.7%   (38.9%)    21.0%     7.0%      4.1%
Investment Income Ratio.......       --       --        --       --        --

SERIES II POLICIES
Net Assets....................  $ 1,754  $    --   $    --   $   --    $   --
Units Outstanding.............      142       --        --       --        --
Variable Accumulation Unit
  Value.......................  $ 11.65  $    --   $    --   $   --    $   --
Total Return..................    16.5%       --        --       --        --
Investment Income Ratio.......       --       --        --       --        --

SERIES III POLICIES
Net Assets....................  $ 2,879  $    --   $    --   $   --    $   --
Units Outstanding.............      250       --        --       --        --
Variable Accumulation Unit
  Value.......................  $ 11.53  $    --   $    --   $   --    $   --
Total Return..................    15.3%       --        --       --        --
Investment Income Ratio.......       --       --        --       --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                        MAINSTAY VP                                       MAINSTAY VP
                     INCOME & GROWTH--                              INTERNATIONAL EQUITY--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2009     2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------


        $--       $--       $--     $8,263    $5,074   $101,729   $85,486  $101,083   $54,334   $19,738
         --        --        --        562       403      5,866     5,872     5,119     2,878     1,361
        $--       $--       $--     $14.68    $12.60   $  17.39   $ 14.60  $  19.70   $ 18.82   $ 14.36
         --        --        --      16.6%      4.5%      19.1%    (25.9%)     4.7%     31.0%      7.7%
         --        --        --       0.5%      1.4%       7.1%      1.3%      0.6%      0.3%      2.3%


        $--       $--       $--     $   --    $   --   $  2,158   $    --  $     --   $    --   $    --
         --        --        --         --        --        189        --        --        --        --
        $--       $--       $--     $   --    $   --   $  10.93   $    --  $     --   $    --   $    --
         --        --        --         --        --       9.3%        --        --        --        --
         --        --        --         --        --       3.3%        --        --        --        --


        $--       $--       $--     $   --    $   --   $  3,946   $    --  $     --   $    --   $    --
         --        --        --         --        --        347        --        --        --        --
        $--       $--       $--     $   --    $   --   $  11.06   $    --  $     --   $    --   $    --
         --        --        --         --        --      10.6%        --        --        --        --
         --        --        --         --        --       5.4%        --        --        --        --







                        MAINSTAY VP                                      MAINSTAY VP
                       MID CAP CORE--                                  MID CAP GROWTH--
                       SERVICE CLASS                                    SERVICE CLASS
      -----------------------------------------------  -----------------------------------------------
        2009     2008      2007      2006      2005      2009     2008      2007      2006      2005
      ------------------------------------------------------------------------------------------------


      $87,726   $31,502   $50,418   $30,960   $15,476    $--     $32,785   $57,638   $38,503   $23,016
        6,163     3,023     2,778     1,780     1,015     --       2,912     2,810     2,170     1,401
      $ 14.27   $ 10.45   $ 18.14   $ 17.31   $ 15.10    $--     $ 11.29   $ 20.46   $ 17.72   $ 16.26
        36.6%    (42.4%)     4.8%     14.7%     15.6%     --      (44.8%)    15.5%      9.0%     16.8%
         0.2%      0.0%      0.3%        --      0.6%     --          --        --        --        --


      $ 1,164   $    --   $    --   $    --   $    --    $--     $    --   $    --   $    --   $    --
           99        --        --        --        --     --          --        --        --        --
      $ 11.56   $    --   $    --   $    --   $    --    $--     $    --   $    --   $    --   $    --
        15.6%        --        --        --        --     --          --        --        --        --
         0.1%        --        --        --        --     --          --        --        --        --


      $ 1,319   $    --   $    --   $    --   $    --    $--     $    --   $    --   $    --   $    --
          115        --        --        --        --     --          --        --        --        --
      $ 11.33   $    --   $    --   $    --   $    --    $--     $    --   $    --   $    --   $    --
        13.3%        --        --        --        --     --          --        --        --        --
         0.1%        --        --        --        --     --          --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                  MAINSTAY VP
                                                MID CAP VALUE--
                                                 SERVICE CLASS
                                ----------------------------------------------
                                  2009     2008     2007      2006      2005
                                ----------------------------------------------

SERIES I POLICIES
Net Assets....................      $--  $30,705   $46,890   $36,644   $23,329
Units Outstanding.............       --    2,917     2,988     2,301     1,663
Variable Accumulation Unit
  Value.......................      $--  $ 10.57   $ 15.68   $ 15.90   $ 13.98
Total Return..................       --   (32.6%)    (1.4%)    13.8%      5.4%
Investment Income Ratio.......       --     1.4%      0.9%        --      0.8%

SERIES II POLICIES
Net Assets....................      $--  $    --   $    --   $    --   $    --
Units Outstanding.............       --       --        --        --        --
Variable Accumulation Unit
  Value.......................      $--  $    --   $    --   $    --   $    --
Total Return..................       --       --        --        --        --
Investment Income Ratio.......       --       --        --        --        --

SERIES III POLICIES
Net Assets....................      $--  $    --   $    --   $    --   $    --
Units Outstanding.............       --       --        --        --        --
Variable Accumulation Unit
  Value.......................      $--  $    --   $    --   $    --   $    --
Total Return..................       --       --        --        --        --
Investment Income Ratio.......       --       --        --        --        --







                                                  MAINSTAY VP
                                                S&P 500 INDEX--
                                                 SERVICE CLASS
                                ----------------------------------------------
                                  2009     2008     2007      2006      2005
                                ----------------------------------------------

SERIES I POLICIES
Net Assets....................  $57,516  $44,477   $67,171   $49,694   $29,950
Units Outstanding.............    4,716    4,624     4,355     3,378     2,342
Variable Accumulation Unit
  Value.......................  $ 12.20  $  9.69   $ 15.42   $ 14.69   $ 12.76
Total Return..................    25.9%   (37.2%)     5.0%     15.2%      4.5%
Investment Income Ratio.......     2.6%     2.1%      1.5%      0.4%      1.4%

SERIES II POLICIES
Net Assets....................  $   622  $    --   $    --   $    --   $    --
Units Outstanding.............       55       --        --        --        --
Variable Accumulation Unit
  Value.......................  $ 11.26  $    --   $    --   $    --   $    --
Total Return..................    12.6%       --        --        --        --
Investment Income Ratio.......     1.6%       --        --        --        --

SERIES III POLICIES
Net Assets....................  $   817  $    --   $    --   $    --   $    --
Units Outstanding.............       73       --        --        --        --
Variable Accumulation Unit
  Value.......................  $ 11.20  $    --   $    --   $    --   $    --
Total Return..................    12.0%       --        --        --        --
Investment Income Ratio.......     1.7%       --        --        --        --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------



                                                            MAINSTAY VP
                    MAINSTAY VP                           MODERATE GROWTH
               MODERATE ALLOCATION--                       ALLOCATION--
                   SERVICE CLASS                           SERVICE CLASS
      --------------------------------------  --------------------------------------
        2009      2008      2007      2006      2009      2008      2007      2006
      ------------------------------------------------------------------------------


      $130,482   $93,445   $78,007   $29,581  $164,894  $117,840  $121,306   $47,438
        12,018    10,653     6,580     2,701    15,945    14,577    10,088     4,262
      $  10.88   $  8.78   $ 11.76   $ 10.84  $  10.36  $   8.09  $  12.01   $ 11.01
         24.0%    (25.4%)     8.5%      8.4%     28.1%    (32.6%)     9.1%     10.1%
          2.7%      0.3%      2.8%      2.0%      2.7%      0.5%      2.2%      2.0%


      $  2,548   $    --   $    --   $    --  $  2,198  $     --  $     --   $    --
           233        --        --        --       200        --        --        --
      $  10.93   $    --   $    --   $    --  $  10.96  $     --  $     --   $    --
          9.3%        --        --        --      9.6%        --        --        --
          1.1%        --        --        --      1.5%        --        --        --


      $  6,215   $    --   $    --   $    --  $  9,057  $     --  $     --   $    --
           569        --        --        --       800        --        --        --
      $  10.80   $    --   $    --   $    --  $  11.28  $     --  $     --   $    --
          8.0%        --        --        --     12.8%        --        --        --
          1.0%        --        --        --      1.9%        --        --        --







                       MAINSTAY VP                                    MAINSTAY VP
                   SMALL CAP GROWTH--                               U.S. SMALL CAP--
                      SERVICE CLASS                                  SERVICE CLASS
      --------------------------------------------  -----------------------------------------------
      2009    2008      2007      2006      2005      2009     2008      2007      2006      2005
      ---------------------------------------------------------------------------------------------


       $--   $11,978   $19,582   $18,253   $12,811  $38,280   $13,934   $22,164   $8,389    $4,573
        --     1,499     1,462     1,313       966    2,669     1,361     1,128      582       356
       $--   $  8.03   $ 13.40   $ 13.88   $ 13.09  $ 14.44   $ 10.26   $ 19.49   $14.36    $12.78
        --    (40.1%)    (3.4%)     6.1%      3.8%    59.3%    (47.3%)    35.8%    12.4%     11.7%

        --        --        --        --        --       --        --        --       --        --

       $--   $    --   $    --   $    --   $    --  $   483   $    --   $    --   $   --    $   --
        --        --        --        --        --       42        --        --       --        --
       $--   $    --   $    --   $    --   $    --  $ 11.38   $    --   $    --   $   --    $   --
        --        --        --        --        --    13.8%        --        --       --        --
        --        --        --        --        --       --        --        --       --        --


       $--   $    --   $    --   $    --   $    --  $   883   $    --   $    --   $   --    $   --
        --        --        --        --        --       77        --        --       --        --
       $--   $    --   $    --   $    --   $    --  $ 11.25   $    --   $    --   $   --    $   --
        --        --        --        --        --    12.5%        --        --       --        --
        --        --        --        --        --       --        --        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                  MAINSTAY VP
                                                    VALUE--
                                                 SERVICE CLASS
                                ----------------------------------------------
                                  2009      2008      2007      2006     2005
                                ----------------------------------------------

SERIES I POLICIES
Net Assets....................     $--       $--     $30,212  $22,305  $10,400
Units Outstanding.............      --        --       1,877    1,409      781
Variable Accumulation Unit
  Value.......................     $--       $--     $ 16.10  $ 15.80  $ 13.32
Total Return..................      --        --        1.9%    18.6%     6.0%
Investment Income Ratio.......      --        --        1.5%     0.3%     1.3%

SERIES II POLICIES
Net Assets....................     $--       $--     $    --  $    --  $    --
Units Outstanding.............      --        --          --       --       --
Variable Accumulation Unit
  Value.......................     $--       $--     $    --  $    --  $    --
Total Return..................      --        --          --       --       --
Investment Income Ratio.......      --        --          --       --       --

SERIES III POLICIES
Net Assets....................     $--       $--     $    --  $    --  $    --
Units Outstanding.............      --        --          --       --       --
Variable Accumulation Unit
  Value.......................     $--       $--     $    --  $    --  $    --
Total Return..................      --        --          --       --       --
Investment Income Ratio.......      --        --          --       --       --






                                                   COLUMBIA
                                            SMALL CAP VALUE FUND,
                                              VARIABLE SERIES--
                                                   CLASS B
                                ---------------------------------------------
                                  2009     2008      2007      2006     2005
                                ---------------------------------------------

SERIES I POLICIES
Net Assets....................  $18,826   $13,615   $18,097   $13,367  $4,510
Units Outstanding.............    1,673     1,509     1,438     1,030     411
Variable Accumulation Unit
  Value.......................  $ 11.31   $  9.05   $ 12.59   $ 12.93  $10.83
Total Return..................    25.0%    (28.2%)    (2.6%)    19.4%    5.5%
Investment Income Ratio.......     0.9%      0.5%      0.3%      0.4%      --

SERIES II POLICIES
Net Assets....................  $   312   $    --   $    --   $    --  $   --
Units Outstanding.............       28        --        --        --      --
Variable Accumulation Unit
  Value.......................  $ 11.00   $    --   $    --   $    --  $   --
Total Return..................    10.0%        --        --        --      --
Investment Income Ratio.......       --        --        --        --      --

SERIES III POLICIES
Net Assets....................  $   442   $    --   $    --   $    --  $   --
Units Outstanding.............       39        --        --        --      --
Variable Accumulation Unit
  Value.......................  $ 10.99   $    --   $    --   $    --  $   --
Total Return..................     9.9%        --        --        --      --
Investment Income Ratio.......       --        --        --        --      --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                      ALGER AMERICAN                                       CVS
                     SMALLCAP GROWTH--                               CALVERT SOCIAL
                      CLASS S SHARES                               BALANCED PORTFOLIO
      ----------------------------------------------  --------------------------------------------
        2009      2008      2007      2006     2005    2009     2008      2007      2006     2005
      --------------------------------------------------------------------------------------------

       $18,082   $14,338   $30,933   $23,631  $9,424  $4,926   $ 3,640   $4,644    $3,648   $2,174
         1,109     1,277     1,466     1,302     619     434       402      352       283      183
       $ 16.35   $ 11.27   $ 21.15   $ 18.08  $15.10  $11.37   $  9.08   $13.22    $12.86   $11.83
         45.1%    (46.7%)    16.9%     19.7%   16.6%   25.3%    (31.3%)    2.8%      8.8%     5.7%
            --        --        --        --      --    2.4%      2.8%     2.7%      2.8%     2.3%


       $    --   $    --   $    --   $    --  $   --  $   48   $    --   $   --    $   --   $   --
            --        --        --        --      --       4        --       --        --       --
       $    --   $    --   $    --   $    --  $   --  $10.95   $    --   $   --    $   --   $   --
            --        --        --        --      --    9.5%        --       --        --       --
            --        --        --        --      --    3.0%        --       --        --       --


       $    --   $    --   $    --   $    --  $   --  $   73   $    --   $   --    $   --   $   --
            --        --        --        --      --       7        --       --        --       --
       $    --   $    --   $    --   $    --  $   --  $10.68   $    --   $   --    $   --   $   --
            --        --        --        --      --    6.8%        --       --        --       --
            --        --        --        --      --    4.6%        --       --        --       --






                        DREYFUS IP                                   FIDELITY(R) VIP
                   TECHNOLOGY GROWTH--                               CONTRAFUND(R)--
                      SERVICE SHARES                                 SERVICE CLASS 2
      ---------------------------------------------  -----------------------------------------------
        2009     2008      2007      2006     2005     2009      2008      2007      2006      2005
      ----------------------------------------------------------------------------------------------


      $20,218   $ 8,333   $11,697   $7,293   $4,846  $151,306  $107,555  $151,634   $83,381  $36,377
        1,587     1,031       846      603      416    10,047     9,681     7,781     5,010    2,429
      $ 12.75   $  8.11   $ 13.81   $12.07   $11.60  $  15.10  $  11.15  $  19.45   $ 16.58  $ 14.88
        57.1%    (41.2%)    14.4%     4.0%     3.5%     35.5%    (42.7%)    17.3%     11.4%    16.6%
         0.1%        --        --       --       --      1.2%      0.9%      0.9%      1.1%     0.1%


      $   668   $    --   $    --   $   --   $   --  $  2,927  $     --  $     --   $    --  $    --
           53        --        --       --       --       246        --        --        --       --
      $ 11.97   $    --   $    --   $   --   $   --  $  11.43  $     --  $     --   $    --  $    --
        19.7%        --        --       --       --     14.3%        --        --        --       --
           --        --        --       --       --      2.1%        --        --        --       --


      $ 1,593   $    --   $    --   $   --   $   --  $  3,705  $     --  $     --   $    --  $    --
          135        --        --       --       --       316        --        --        --       --
      $ 11.77   $    --   $    --   $   --   $   --  $  11.48  $     --  $     --   $    --  $    --
        17.7%        --        --       --       --     14.8%        --        --        --       --
           --        --        --       --       --      1.2%        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                FIDELITY(R) VIP
                                                EQUITY-INCOME--
                                                SERVICE CLASS 2
                                ----------------------------------------------
                                  2009      2008      2007      2006     2005
                                ----------------------------------------------


SERIES I POLICIES
Net Assets....................   $42,428   $34,541   $57,443  $35,470  $15,969
Units Outstanding.............     3,695     3,913     3,703    2,312    1,247
Variable Accumulation Unit
  Value.......................   $ 11.51   $  8.86   $ 15.50  $ 15.30  $ 12.76
Total Return..................     29.9%    (42.8%)     1.3%    19.9%     5.6%
Investment Income Ratio.......      2.1%      2.5%      1.9%     3.0%     1.0%

SERIES II POLICIES
Net Assets....................   $   607   $    --   $    --  $    --  $    --
Units Outstanding.............        54        --        --       --       --
Variable Accumulation Unit
  Value.......................   $ 11.17   $    --   $    --  $    --  $    --
Total Return..................     11.7%        --        --       --       --
Investment Income Ratio.......      3.1%        --        --       --       --

SERIES III POLICIES
Net Assets....................   $ 1,096   $    --   $    --  $    --  $    --
Units Outstanding.............        99        --        --       --       --
Variable Accumulation Unit
  Value.......................   $ 11.05   $    --   $    --  $    --  $    --
Total Return..................     10.5%        --        --       --       --
Investment Income Ratio.......      2.4%        --        --       --       --







                                                 JANUS ASPEN
                                            WORLDWIDE PORTFOLIO--
                                               SERVICE SHARES
                                --------------------------------------------
                                  2009      2008      2007     2006    2005
                                --------------------------------------------

SERIES I POLICIES
Net Assets....................   $15,393   $ 9,789   $14,003  $7,258  $4,185
Units Outstanding.............     1,334     1,168       910     519     354
Variable Accumulation Unit
  Value.......................   $ 11.57   $  8.42   $ 15.25  $13.95  $11.83
Total Return..................     37.4%    (44.8%)     9.4%   17.9%    5.6%
Investment Income Ratio.......      1.3%      1.1%      0.6%    1.7%    1.3%

SERIES II POLICIES
Net Assets....................   $   315   $    --   $    --  $   --  $   --
Units Outstanding.............        27        --        --      --      --
Variable Accumulation Unit
  Value.......................   $ 11.35   $    --   $    --  $   --  $   --
Total Return..................     13.5%        --        --      --      --
Investment Income Ratio.......      0.9%        --        --      --      --

SERIES III POLICIES
Net Assets....................   $ 1,430   $    --   $    --  $   --  $   --
Units Outstanding.............       131        --        --      --      --
Variable Accumulation Unit
  Value.......................   $ 10.96   $    --   $    --  $   --  $   --
Total Return..................      9.6%        --        --      --      --
Investment Income Ratio.......      0.6%        --        --      --      --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                       FIDELITY(R) VIP                                    JANUS ASPEN
                          MID CAP--                                  BALANCED PORTFOLIO--
                       SERVICE CLASS 2                                  SERVICE SHARES
      ------------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006      2005      2009     2008      2007      2006      2005
      ------------------------------------------------------------------------------------------------



       $69,799   $46,013   $66,993   $40,507   $21,882  $46,781   $30,822   $27,363   $17,360  $10,829
         3,746     3,457     3,029     2,108     1,281    2,944     2,434     1,809     1,267      871
       $ 18.66   $ 13.35   $ 22.11   $ 19.17   $ 17.05  $ 15.93   $ 12.68   $ 15.11   $ 13.70  $ 12.41
         39.8%    (39.6%)    15.3%     12.4%     18.0%    25.6%    (16.1%)    10.3%     10.4%     7.7%
          0.5%      0.2%      0.5%      0.1%        --     2.8%      2.6%      2.4%      2.1%     2.4%


       $ 1,954   $    --   $    --   $    --   $    --  $ 1,405   $    --   $    --   $    --  $    --
           171        --        --        --        --      124        --        --        --       --
       $ 11.33   $    --   $    --   $    --   $    --  $ 10.91   $    --   $    --   $    --  $    --
         13.3%        --        --        --        --     9.1%        --        --        --       --
          0.7%        --        --        --        --     1.8%        --        --        --       --


       $ 3,149   $    --   $    --   $    --   $    --  $ 2,922   $    --   $    --   $    --  $    --
           272        --        --        --        --      266        --        --        --       --
       $ 11.39   $    --   $    --   $    --   $    --  $ 10.84   $    --   $    --   $    --  $    --
         13.9%        --        --        --        --     8.4%        --        --        --       --
          0.7%        --        --        --        --     1.9%        --        --        --       --







                         MFS(R)                                        MFS(R)
                INVESTORS TRUST SERIES--                          RESEARCH SERIES--
                      SERVICE CLASS                                 SERVICE CLASS
      --------------------------------------------  --------------------------------------------
        2009      2008      2007     2006    2005     2009      2008      2007     2006    2005
      ------------------------------------------------------------------------------------------


       $3,000    $ 2,258   $2,401   $1,639  $1,145   $4,887    $ 3,353   $4,545   $2,574  $1,664
          227        217      154      115      91      359        321      277      176     126
       $13.21    $ 10.44   $15.63   $14.22  $12.61   $13.63    $ 10.47   $16.42   $14.54  $13.20
        26.6%     (33.3%)   10.0%    12.7%    7.0%    30.2%     (36.3%)   12.9%    10.2%    7.6%
         1.3%       0.5%     0.5%     0.2%    0.3%     1.1%       0.3%     0.4%     0.3%    0.3%


       $   19    $    --   $   --   $   --  $   --   $   74    $    --   $   --   $   --  $   --
            2         --       --       --      --        7         --       --       --      --
       $10.53    $    --   $   --   $   --  $   --   $11.13    $    --   $   --   $   --  $   --
         5.3%         --       --       --      --    11.3%         --       --       --      --
           --         --       --       --      --       --         --       --       --      --


       $  150    $    --   $   --   $   --  $   --   $   75    $    --   $   --   $   --  $   --
           13         --       --       --      --        7         --       --       --      --
       $11.15    $    --   $   --   $   --  $   --   $11.17    $    --   $   --   $   --  $   --
        11.5%         --       --       --      --    11.7%         --       --       --      --
           --         --       --       --      --       --         --       --       --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                    MFS(R)
                                              UTILITIES SERIES--
                                                 SERVICE CLASS
                                ----------------------------------------------
                                  2009      2008      2007      2006     2005
                                ----------------------------------------------


SERIES I POLICIES
Net Assets....................  $182,983  $132,694  $171,544  $68,838  $24,083
Units Outstanding.............     8,669     8,367     6,684    3,422    1,559
Variable Accumulation Unit
  Value.......................  $  21.15  $  15.92  $  25.59  $ 20.07  $ 15.32
Total Return..................     32.9%    (37.8%)    27.6%    31.0%    16.6%
Investment Income Ratio.......      4.5%      1.2%      0.6%     1.5%     0.3%

SERIES II POLICIES
Net Assets....................  $  2,789  $     --  $     --  $    --  $    --
Units Outstanding.............       244        --        --       --       --
Variable Accumulation Unit
  Value.......................  $  11.30  $     --  $     --  $    --  $    --
Total Return..................     13.0%        --        --       --       --
Investment Income Ratio.......        --        --        --       --       --

SERIES III POLICIES
Net Assets....................  $  6,040  $     --  $     --  $    --  $    --
Units Outstanding.............       528        --        --       --       --
Variable Accumulation Unit
  Value.......................  $  11.34  $     --  $     --  $    --  $    --
Total Return..................     13.4%        --        --       --       --
Investment Income Ratio.......        --        --        --       --       --







                                                     ROYCE
                                             SMALL-CAP PORTFOLIO--
                                               INVESTMENT CLASS
                                ----------------------------------------------
                                  2009      2008      2007      2006     2005
                                ----------------------------------------------

SERIES I POLICIES
Net Assets....................   $38,335   $24,809   $24,568   $12,973  $2,922
Units Outstanding.............     3,047     2,677     1,924       990     255
Variable Accumulation Unit
  Value.......................   $ 12.56   $  9.29   $ 12.76   $ 13.03  $11.30
Total Return..................     35.2%    (27.2%)    (2.1%)    15.4%   13.0%
Investment Income Ratio.......        --      0.7%      0.1%      0.1%      --

SERIES II POLICIES
Net Assets....................   $ 1,131   $    --   $    --   $    --  $   --
Units Outstanding.............        99        --        --        --      --
Variable Accumulation Unit
  Value.......................   $ 11.26   $    --   $    --   $    --  $   --
Total Return..................     12.6%        --        --        --      --
Investment Income Ratio.......        --        --        --        --      --

SERIES III POLICIES
Net Assets....................   $ 3,039   $    --   $    --   $    --  $   --
Units Outstanding.............       271        --        --        --      --
Variable Accumulation Unit
  Value.......................   $ 11.26   $    --   $    --   $    --  $   --
Total Return..................     12.6%        --        --        --      --
Investment Income Ratio.......        --        --        --        --      --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                   NEUBERGER BERMAN AMT                                    ROYCE
                MID-CAP GROWTH PORTFOLIO--                         MICRO-CAP PORTFOLIO--
                          CLASS S                                    INVESTMENT CLASS
      ----------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006     2005     2009      2008      2007      2006     2005
      ----------------------------------------------------------------------------------------------



       $14,639   $11,270   $17,927   $5,644   $1,826   $51,857   $29,534   $37,445   $16,410  $1,680
         1,056     1,066       950      366      133     3,754     3,383     2,407     1,098     134
       $ 13.94   $ 10.61   $ 18.79   $15.38   $13.43   $ 13.84   $  8.75   $ 15.43   $ 14.84  $12.26
         31.3%    (43.5%)    22.2%    14.5%    13.4%     58.0%    (43.3%)     4.0%     21.1%   22.6%
            --        --        --       --       --        --      3.1%      1.9%      0.3%    1.3%

       $   203   $    --   $    --   $   --   $   --   $ 1,369   $    --   $    --   $    --  $   --
            18        --        --       --       --       110        --        --        --      --
       $ 11.25   $    --   $    --   $   --   $   --   $ 11.84   $    --   $    --   $    --  $   --
         12.5%        --        --       --       --     18.4%        --        --        --      --
            --        --        --       --       --        --        --        --        --      --

       $   164   $    --   $    --   $   --   $   --   $ 3,591   $    --   $    --   $    --  $   --
            14        --        --       --       --       296        --        --        --      --
       $ 11.38   $    --   $    --   $   --   $   --   $ 12.03   $    --   $    --   $    --  $   --
         13.8%        --        --       --       --     20.3%        --        --        --      --
            --        --        --       --       --        --        --        --        --      --







                        T. ROWE PRICE                                       VAN ECK
                        EQUITY INCOME                                      WORLDWIDE
                        PORTFOLIO--II                                     HARD ASSETS
      ------------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006     2005
      ------------------------------------------------------------------------------------------------



       $62,953   $50,851   $75,977   $50,422   $27,350  $182,347  $103,661  $149,372  $58,353  $20,303
         4,842     4,902     4,658     3,172     2,036     5,559     4,989     3,847    2,184      941
       $ 13.03   $ 10.40   $ 16.33   $ 15.85   $ 13.35  $  32.86  $  20.86  $  38.71  $ 26.63  $ 21.39
         25.3%    (36.3%)     3.0%     18.6%      3.7%     57.5%    (46.1%)    45.4%    24.5%    51.7%
          1.7%      2.2%      1.5%      1.4%      1.5%      0.2%      0.3%      0.1%       --     0.1%

       $ 1,201   $    --   $    --   $    --   $    --  $  3,256  $     --  $     --  $    --  $    --
           106        --        --        --        --       263        --        --       --       --
       $ 10.93   $    --   $    --   $    --   $    --  $  12.19  $     --  $     --  $    --  $    --
          9.3%        --        --        --        --     21.9%        --        --       --       --
          0.7%        --        --        --        --        --        --        --       --       --

       $ 1,112   $    --   $    --   $    --   $    --  $  8,786  $     --  $     --  $    --  $    --
            96        --        --        --        --       755        --        --       --       --
       $ 11.40   $    --   $    --   $    --   $    --  $  11.63  $     --  $     --  $    --  $    --
         14.0%        --        --        --        --     16.3%        --        --       --       --
          0.9%        --        --        --        --        --        --        --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                  VAN KAMPEN'S
                                                  UIF EMERGING
                                           MARKETS EQUITY PORTFOLIO--
                                                    CLASS II
                                -----------------------------------------------
                                  2009      2008      2007      2006      2005
                                -----------------------------------------------

SERIES I POLICIES
Net Assets....................  $108,915   $56,863   $94,355   $38,547  $10,360
Units Outstanding.............     3,972     3,538     2,520     1,445      526
Variable Accumulation Unit
  Value.......................  $  27.46   $ 16.14   $ 37.31   $ 26.56  $ 19.37
Total Return..................     70.1%    (56.7%)    40.5%     37.2%    33.8%
Investment Income Ratio.......        --        --      0.4%      0.7%     0.3%

SERIES II POLICIES
Net Assets....................  $  2,258   $    --   $    --   $    --  $    --
Units Outstanding.............       188        --        --        --       --
Variable Accumulation Unit
  Value.......................  $  11.95   $    --   $    --   $    --  $    --
Total Return..................     19.5%        --        --        --       --
Investment Income Ratio.......        --        --        --        --       --

SERIES III POLICIES
Net Assets....................  $  6,085   $    --   $    --   $    --  $    --
Units Outstanding.............       523        --        --        --       --
Variable Accumulation Unit
  Value.......................  $  11.59   $    --   $    --   $    --  $    --
Total Return..................     15.9%        --        --        --       --
Investment Income Ratio.......        --        --        --        --       --







                                                  VICTORY VIF
                                              DIVERSIFIED STOCK--
                                                CLASS A SHARES
                                ----------------------------------------------
                                  2009      2008      2007      2006     2005
                                ----------------------------------------------

SERIES I POLICIES
Net Assets....................   $10,254   $ 6,524   $7,567    $5,009   $2,453
Units Outstanding.............       862       694      499       362      200
Variable Accumulation Unit
  Value.......................   $ 11.98   $  9.43   $15.18    $13.80   $12.14
Total Return..................     27.1%    (37.9%)   10.0%     13.7%     8.7%
Investment Income Ratio.......      0.8%      0.8%     0.6%      0.3%     0.1%

SERIES II POLICIES
Net Assets....................   $   108   $    --   $   --    $   --   $   --
Units Outstanding.............        10        --       --        --       --
Variable Accumulation Unit
  Value.......................   $ 10.52   $    --   $   --    $   --   $   --
Total Return..................      5.2%        --       --        --       --
Investment Income Ratio.......      0.2%        --       --        --       --

SERIES III POLICIES
Net Assets....................   $   128   $    --   $   --    $   --   $   --
Units Outstanding.............        12        --       --        --       --
Variable Accumulation Unit
  Value.......................   $ 11.02   $    --   $   --    $   --   $   --
Total Return..................     10.2%        --       --        --       --
Investment Income Ratio.......      0.2%        --       --        --       --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV as of December 31, 2009, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the funds, provide a reasonable basis for our opinion.


(/s/ PricewaterhouseCoopers)
PricewaterhouseCoopers LLP
New York, New York
February 17, 2010

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